Document And Entity Information (USD $)	3 Months Ended
	Jun. 30, 2011	Jul. 26, 2011	Jun. 30, 2010
Entity Registrant Name	DELUXE CORP
Entity Central Index Key	0000027996
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 953,547,338
Entity Common Stock, Shares Outstanding		51,033,922
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun 30, 2011

CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 17,626	$ 17,383
Trade accounts receivable (net of allowances for uncollectible accounts of $4,114 and $4,130, respectively)	65,177	66,471
Inventories and supplies	21,359	21,660
Deferred income taxes	8,624	9,390
Funds held for customers	43,404	35,720
Other current assets	26,986	20,613
Total current assets	183,176	171,237
Long-Term Investments (including $2,375 and $2,283 of investments at fair value, respectively)	38,288	37,410
Property, Plant, and Equipment (net of accumulated depreciation of $343,845 and $338,419, respectively)	117,081	120,221
Assets Held for Sale	3,937	4,527
Intangibles (net of accumulated amortization of $442,158 and $413,412, respectively)	152,525	155,112
Goodwill	752,289	725,937
Other Non-Current Assets	87,680	94,247
Total assets	1,334,976	1,308,691
Current Liabilities:
Accounts payable	61,822	60,478
Accrued liabilities	133,478	144,034
Short-term debt	13,000	7,000
Total current liabilities	208,300	211,512
Long-Term Debt	739,966	748,122
Deferred Income Taxes	49,596	46,752
Other Non-Current Liabilities	71,471	76,107
Commitments and Contingencies (Notes 12, 13 and 16)
Shareholders' Equity:
Common shares $1 par value (authorized: 500,000 shares; outstanding: 2011 - 51,026; 2010 - 51,338)	51,026	51,338
Additional paid-in capital	57,855	62,915
Retained earnings	204,323	161,957
Accumulated other comprehensive loss	(47,561)	(50,012)
Total shareholders' equity	265,643	226,198
Total liabilities and shareholders' equity	$ 1,334,976	$ 1,308,691

CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Allowances for uncollectible accounts	$ 4,114	$ 4,130
Investments at fair value	2,375	2,283
Accumulated depreciation	343,845	338,419
Accumulated amortization	$ 442,158	$ 413,412
Shareholders' Equity:
Common shares par value (in dollars per share)	$ 1	$ 1
Common shares authorized (in shares)	500,000	500,000
Common shares outstanding (in shares)	51,026	51,338

CONSOLIDATED STATEMENTS OF INCOME (Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Condensed Consolidating Statement of Income [Abstract]
Revenue	$ 346,274	$ 347,996	$ 696,026	$ 683,116
Cost of goods sold, including restructuring charges	120,687	121,940	240,849	240,303
Gross Profit	225,587	226,056	455,177	442,813
Selling, general and administrative expense	157,526	160,685	318,344	308,730
Net restructuring charges	4,075	2,151	5,502	1,908
Net gain on sale of facility	0	0	(110)	0
Operating Income	63,986	63,220	131,441	132,175
Loss on early debt extinguishment	0	0	(6,995)	0
Interest expense	(12,054)	(11,508)	(24,092)	(22,043)
Other (expense) income	(69)	(1,044)	86	(1,400)
Income Before Income Taxes	51,863	50,668	100,440	108,732
Income tax provision	16,390	17,054	32,411	41,334
Income From Continuing Operations	35,473	33,614	68,029	67,398
Net Loss From Discontinued Operations	0	0	0	(399)
Net Income	35,473	33,614	68,029	66,999
Basic Earnings Per Share:
Income from continuing operations (in dollars per share)	$ 0.69	$ 0.65	$ 1.32	$ 1.31
Net loss from discontinued operations (in dollars per share)	$ 0	$ 0	$ 0	$ (0.01)
Basic earnings per share (in dollars per share)	$ 0.69	$ 0.65	$ 1.32	$ 1.3
Diluted Earnings Per Share:
Income from continuing operations (in dollars per share)	$ 0.68	$ 0.65	$ 1.31	$ 1.31
Net loss from discontinued operations (in dollars per share)	$ 0	$ 0	$ 0	$ (0.01)
Diluted earnings per share (in dollars per share)	$ 0.68	$ 0.65	$ 1.31	$ 1.3
Cash Dividends Per Share (in dollars per share)	$ 0.25	$ 0.25	$ 0.5	$ 0.5
Total Comprehensive Income	$ 36,365	$ 32,794	$ 70,480	$ 67,892

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows From Operating Activities:
Net income	$ 68,029	$ 66,999
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations:
Net loss from discontinued operations	0	399
Depreciation	10,584	10,542
Amortization of intangibles	28,099	24,742
Amortization of contract acquisition costs	8,665	9,803
Deferred income taxes	2,345	6,068
Employee share-based compensation expense	3,127	3,084
Loss on early debt extinguishment	6,995	0
Other non-cash items, net	6,389	6,188
Changes in assets and liabilities, net of effect of acquisitions:
Trade accounts receivable	(304)	3,043
Inventories and supplies	(144)	(36)
Other current assets	(4,565)	(2,131)
Non-current assets	3,116	3,029
Accounts payable	1,566	(234)
Contract acquisition payments	(5,615)	(10,689)
Other accrued and non-current liabilities	(24,105)	(50,268)
Net cash provided by operating activities of continuing operations	104,182	70,539
Cash Flows From Investing Activities:
Purchases of capital assets	(19,296)	(21,066)
Payments for acquisitions, net of cash acquired	(35,000)	(98,621)
Proceeds from life insurance policies	0	5,782
Proceeds from sales of marketable securities	0	1,970
Other	(1,014)	(1,818)
Net cash used by investing activities of continuing operations	(55,310)	(113,753)
Cash Flows From Financing Activities:
Net proceeds from short-term debt	6,000	73,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)	0
Proceeds from issuing long-term debt	200,000	0
Payments for debt issue costs	(3,429)	(2,324)
Change in book overdrafts	(905)	(939)
Proceeds from issuing shares under employee plans	6,514	1,600
Excess tax benefit from share-based employee awards	1,313	471
Payments for common shares repurchased	(17,986)	0
Cash dividends paid to shareholders	(25,663)	(25,696)
Net cash (used) provided by financing activities of continuing operations	(49,186)	46,112
Effect Of Exchange Rate Change On Cash	557	(174)
Net Change In Cash And Cash Equivalents	243	2,724
Cash And Cash Equivalents: Beginning Of Period	17,383	12,789
Cash And Cash Equivalents: End Of Period	$ 17,626	$ 15,513

Consolidated financial statements	6 Months Ended
Jun. 30, 2011
Consolidated financial statements [Abstract]
Consolidated financial statements
Note 1:   Consolidated financial statements

The consolidated balance sheet as of June 30, 2011, the consolidated statements of income for the quarters and six months ended June 30, 2011 and 2010 and the consolidated statements of cash flows for the six months ended June 30, 2011 and 2010 are unaudited. The consolidated balance sheet as of December 31, 2010 was derived from audited consolidated financial statements, but does not include all disclosures required by generally accepted accounting principles (GAAP) in the United States of America. In the opinion of management, all adjustments necessary for a fair statement of the consolidated financial statements are included. Adjustments consist only of normal recurring items, except for any discussed in the notes below. Interim results are not necessarily indicative of results for a full year. The consolidated financial statements and notes are presented in accordance with instructions for Form 10-Q, and do not contain certain information included in our annual consolidated financial statements and notes. The consolidated financial statements and notes appearing in this report should be read in conjunction with the consolidated audited financial statements and related notes included in our Annual Report on Form 10-K for the year ended December 31, 2010 (the “2010 Form 10-K”).

New accounting pronouncements	6 Months Ended
Jun. 30, 2011
New accounting pronouncements [Abstract]
New accounting pronouncements
Note 2:   New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance changes some fair value measurement principles and disclosure requirements. The changes in fair value measurement principles relate primarily to financial assets and do not impact our fair value measurements at this time. Effective January 1, 2012, we will adopt the new disclosure requirements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. This standard eliminates the current option to report other comprehensive income and its components in the statement of shareholders' equity. The standard also requires that the components of other comprehensive income be presented in interim financial statements. Currently, only the total of comprehensive income is required to be presented in interim reports. The new standard is effective for us on January 1, 2012.

Supplemental balance sheet information	6 Months Ended
Jun. 30, 2011
Supplemental balance sheet information [Abstract]
Supplemental balance sheet information
Note 3:   Supplemental balance sheet information

Inventories and supplies – Inventories and supplies were comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Raw materials	$5,058	$4,879
Semi-finished goods	8,383	8,393
Finished goods	4,867	5,083
Supplies, primarily production	3,051	3,305
Inventories and supplies	$21,359	$21,660

Marketable securities – Available-for-sale marketable securities included within funds held for customers and other current assets were comprised of the following:

	June 30, 2011
(in thousands)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$2,110	$-	$-	$2,110
Funds held for customers:(1)
Money market securities	5,277	-	-	5,277
Canadian and provincial government securities	5,403	37	-	5,440
Marketable securities – funds held for customers	10,680	37	-	10,717
Total marketable securities	$12,790	$37	$-	$12,827

(1) Funds held for customers, as reported on the consolidated balance sheet as of June 30, 2011, also included cash and cash equivalents of  $32,687.

	December 31, 2010
(in thousands)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$2,029	$-	$-	$2,029
Funds held for customers:(1)
Money market securities	5,078	-	-	5,078
Canadian and provincial government securities	5,148	23	-	5,171
Marketable securities – funds held for customers	10,226	23	-	10,249
Total marketable securities	$12,255	$23	$-	$12,278

(1) Funds held for customers, as reported on the consolidated balance sheet as of December 31, 2010, also included cash and cash equivalents of  $25,471.

Expected maturities of available-for-sale securities as of June 30, 2011 were as follows:

(in thousands)	Fair value
Due in one year or less	$7,388
Due in one to three years	859
Due in three to five years	2,166
Due after five years	2,414
Total marketable securities	$12,827

Further information regarding the fair value of marketable securities can be found in Note 8: Fair value measurements.

Intangibles – Intangibles were comprised of the following:

	June 30, 2011			December 31, 2010
(in thousands)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Indefinite-lived:
Trade name	$19,100	$-	$19,100	$19,100	$-	$19,100
Amortizable intangibles:
Internal-use software	391,325	(330,382)	60,943	378,269	(314,267)	64,002
Customer lists/relationships	82,138	(53,072)	29,066	72,292	(43,660)	28,632
Distributor contracts	30,900	(27,297)	3,603	30,900	(26,396)	4,504
Trade names	61,561	(23,820)	37,741	59,361	(22,009)	37,352
Other	9,659	(7,587)	2,072	8,602	(7,080)	1,522
Amortizable intangibles	575,583	(442,158)	133,425	549,424	(413,412)	136,012
Intangibles	$594,683	$(442,158)	$152,525	$568,524	$(413,412)	$155,112

Total amortization of intangibles was  $13.5 million for the quarter ended June 30, 2011 and  $14.3 million for the quarter ended June 30, 2010. Amortization of intangibles was  $28.1 million for the six months ended June 30, 2011 and  $24.7 million for the six months ended June 30, 2010. Based on the intangibles in service as of June 30, 2011, estimated future amortization expense is as follows:

(in thousands)
Remainder of 2011	$20,416
2012	28,420
2013	18,198
2014	8,731
2015	5,479

Goodwill – Changes in goodwill during the six months ended June 30, 2011 were as follows:

(in thousands)	Small Business Services	Financial Services	Direct Checks	Total
Balance, December 31, 2010:
Goodwill	$596,534	$897	$148,506	$745,937
Accumulated impairment charges	(20,000)	-	-	(20,000)
	576,534	897	148,506	725,937
Acquisition of Banker's Dashboard, LLC (see Note 5)	-	26,281	-	26,281
Currency translation adjustment	71	-	-	71
Balance, June 30, 2011:
Goodwill	596,605	27,178	148,506	772,289
Accumulated impairment charges	(20,000)	-	-	(20,000)
	$576,605	$27,178	$148,506	$752,289

Other non-current assets – Other non-current assets were comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Contract acquisition costs	$50,411	$57,476
Deferred advertising costs	14,859	15,832
Other	22,410	20,939
Other non-current assets	$87,680	$94,247

See Note 16 for a discussion of market risks related to contract acquisition costs. Changes in contract acquisition costs during the first six months of 2011 and 2010 were as follows:

	Six Months Ended June 30,
(in thousands)	2011	2010
Balance, beginning of year	$57,476	$45,701
Additions(1)	1,770	21,728
Amortization	(8,665)	(9,803)
Write-off	-	(143)
Other	(170)	-
Balance, end of period	$50,411	$57,483

(1) Contract acquisition costs are accrued upon contract execution. Cash payments made for contract acquisition costs were  $5,615 for the six months ended June 30, 2011 and  $10,689 for the six months ended June 30, 2010

Accrued liabilities – Accrued liabilities were comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Funds held for customers	$43,067	$35,475
Customer rebates	19,885	19,201
Employee profit sharing/cash bonus and pension	16,039	34,109
Wages, including vacation	8,911	5,898
Interest	8,740	5,227
Contract acquisition costs due within one year	4,905	8,550
Restructuring due within one year (see Note 9)	4,825	6,435
Other	27,106	29,139
Accrued liabilities	$133,478	$144,034

Earnings per share	6 Months Ended
Jun. 30, 2011
Earnings per share [Abstract]
Earnings per share
Note 4:   Earnings per share

The following table reflects the calculation of basic and diluted earnings per share from continuing operations. During each period, certain options, as noted below, were excluded from the calculation of diluted earnings per share because their effect would have been antidilutive.

	Quarter Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2011	2010	2011	2010
Earnings per share – basic:
Income from continuing operations	$35,473	$33,614	$68,029	$67,398
Income allocated to participating securities	(211)	(173)	(325)	(360)
Income available to common shareholders	$35,262	$33,441	$67,704	$67,038

Weighted-average shares outstanding	51,175	51,163	51,221	51,100
Earnings per share – basic	$0.69	$0.65	$1.32	$1.31

Earnings per share – diluted:
Income from continuing operations	$35,473	$33,614	$68,029	$67,398
Income allocated to participating securities	(98)	(173)	(160)	(360)
Re-measurement of share-based awards classified as liabilities	(23)	(4)	13	51
Income available to common shareholders	$35,352	$33,437	$67,882	$67,089

Weighted-average shares outstanding	51,175	51,163	51,221	51,100
Dilutive impact of potential common shares	513	222	489	200
Weighted-average shares and potential dilutive shares outstanding	51,688	51,385	51,710	51,300

Earnings per share – diluted	$0.68	$0.65	$1.31	$1.31

Antidilutive options excluded from calculation	1,449	2,343	1,449	2,343

Earnings per share amounts for continuing operations, discontinued operations and net income, as presented on the consolidated statements of income, are calculated individually and may not sum due to rounding differences.

Acquisition	6 Months Ended
Jun. 30, 2011
Acquisition [Abstract]
Acquisition
Note 5:   Acquisition

During April 2011, we acquired substantially all of the assets of Banker's Dashboard, LLC, for  $39.7 million, comprised of  $35.0 million of cash and  $4.7 million for shares of our common stock plus related dividend equivalent payments. We funded the cash portion of the purchase price with cash on hand and a draw on our credit facility. The common stock amount represents the fair value of 193,498 shares that we will issue to the previous owners of Banker's Dashboard at a future date, and which has been recorded as a component of additional paid-in capital in the consolidated balance sheet. The shares will be issued four years after the closing of the acquisition. The shares could potentially be issued two years after the closing of the transaction, depending on the retention of certain Banker's Dashboard employees. Banker's Dashboard is a provider of online financial management tools that provide banks with daily access to their financial position and general ledger information. The allocation of the purchase price based upon the estimated fair value of the assets acquired and liabilities assumed resulted in tax deductible goodwill of  $26.3 million. We believe this acquisition resulted in goodwill as it extends the range of products and services we offer to our financial institution clients. Transaction costs related to this acquisition were expensed as incurred and were not significant to our consolidated statements of income for the quarter or six months ended June 30, 2011. The results of operations of this business from its acquisition date are included in our Financial Services segment.

Acquired intangible assets consisted primarily of a customer list valued at  $9.3 million with a useful life of nine years and a trade name valued at  $2.2 million with a useful life of eight years. The customer list is being amortized using an accelerated method and the trade name is being amortized using the straight-line method. Further information regarding the calculation of the estimated fair values of these assets can be found in Note 8.

Assets held for sale and discontinued operations	6 Months Ended
Jun. 30, 2011
Assets held for sale and discontinued operations [Abstract]
Assets held for sale and discontinued operations
Note 6:   Assets held for sale and discontinued operations

Assets held for sale as of June 30, 2011 consisted of our facility located in Thorofare, New Jersey, which was closed in April 2009. Assets held for sale as of December 31, 2010 also included our facility located in Greensboro, North Carolina, which was closed in July 2009. Both facilities previously housed manufacturing operations, while the Thorofare location also housed a customer call center. The Greensboro facility was sold in January 2011 for net cash proceeds of  $0.7 million, realizing a pre-tax gain of  $0.1 million. We are actively marketing the Thorofare property and expect its selling price to exceed its carrying value.

Net loss from discontinued operations for the six months ended June 30, 2010 related to the finalization of purchase consideration related to a previously divested business.

Derivative financial instruments	6 Months Ended
Jun. 30, 2011
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 7:   Derivative financial instruments

We have entered into interest rate swaps to hedge against changes in the fair value of a portion of our long-term debt. We entered into these swaps, which we designated as fair value hedges, to achieve a targeted mix of fixed and variable rate debt, where we receive a fixed rate and pay a variable rate based on the London Interbank Offered Rate (LIBOR). Changes in the fair value of the interest rate swaps and the related long-term debt are included in interest expense in the consolidated statements of income. When the change in the fair value of the interest rate swaps and the hedged debt are not equal (i.e., hedge ineffectiveness), the difference in the changes in fair value affects the reported amount of interest expense in our consolidated statements of income. Information regarding hedge ineffectiveness in each period is presented in Note 8. The fair value of the interest rate swaps is included in other non-current assets on the consolidated balance sheet. Information regarding the interest rate swaps as of June 30, 2011 is as follows:

(in thousands)	Notional amount	Fair value of interest rate swaps	Increase in debt due to fair value adjustment
Fair value hedge related to long-term debt due in 2012	$84,847	$2,043	$1,383
Fair value hedge related to long-term debt due in 2014	198,000	591	499
Total fair value hedges	$282,847	$2,634	$1,882

Information regarding the interest rate swaps as of December 31, 2010 is as follows:

(in thousands)	Notional amount	Fair value of interest rate swaps	Increase in debt due to fair value adjustment
Fair value hedge related to long-term debt due in 2012	$210,000	$5,456	$4,879
Fair value hedge related to long-term debt due in 2014	-	-	-
Total fair value hedges	$210,000	$5,456	$4,879

During the first quarter of 2011, we retired  $195.5 million of our ten-year bonds due in 2012 (see Note 12). In conjunction with this debt retirement, a portion of the interest rate swaps was settled and we received cash payments of  $2.5 million. We classify the cash flows from derivative instruments that have been designated as fair value or cash flow hedges in the same category as the cash flows from the items being hedged. As such, the  $2.5 million cash received upon settlement of a portion of the interest rate swaps is included in net cash provided by operating activities of continuing operations on the consolidated statement of cash flows for the six months ended June 30, 2011. Interest rate swaps remaining after the settlement were redesignated as fair value hedges during March 2011.

In conjunction with the debt retirement during the quarter ended March 31, 2011, we recognized  $3.1 million of the fair value adjustment to the hedged debt, decreasing the loss on early debt extinguishment. The  $1.4 million remaining fair value adjustment to the hedged debt as of the date hedge accounting was discontinued is being recorded as a decrease to interest expense over the term of the remaining debt.

See Note 8 for further information regarding the fair value of these instruments.

Fair value measurements	6 Months Ended
Jun. 30, 2011
Fair value measurements [Abstract]
Fair value measurements
Note 8:   Fair value measurements

2011 acquisition – During April 2011, we acquired substantially all of the assets of Banker's Dashboard, LLC. With the exception of goodwill and deferred income taxes, we were required to measure the fair value of the net identifiable tangible and intangible assets and liabilities acquired. The identifiable net assets acquired (excluding goodwill) were comprised primarily of a customer list and a trade name. The fair value of the customer list was estimated using the multi-period excess earnings method with an estimated annual customer retention rate based on historical data. The calculated fair value of the customer list was  $9.3 million, which is being amortized over nine years using an accelerated method. The fair value of the trade name was estimated using a relief from royalty method, which calculates the cost savings associated with owning rather than licensing the trade names. An assumed royalty rate was applied to forecasted revenue and the resulting cash flows were discounted. The assumed royalty rate was based on market data and an analysis of the expected margins for Banker's Dashboard's operations. The calculated fair value of the trade name was  $2.2 million, which is being amortized on the straight-line basis over eight years.

In addition to the cash consideration paid for the assets of Banker's Dashboard, we will also be issuing 193,498 shares of our common stock at a later date. The fair value of this consideration was determined as the fair value of our common stock on the date of the acquisition, discounted to reflect the restrictions which prohibit the trade or transfer of the stock until the date of issuance. The estimated fair value of the stock consideration was  $4.3 million, which is reflected in additional paid-in capital on the consolidated balance sheet as of June 30, 2011.

Recurring fair value measurements – We held an investment in a Canadian money market fund of  $2.1 million as of June 30, 2011 and  $2.0 million as of December 31, 2010. This investment is included in other current assets on the consolidated balance sheets. The money market fund is not traded in an active market and its fair value is determined by obtaining quoted prices in active markets for the underlying securities held by the fund. Because of the short-term nature of the underlying investments, the cost of these securities approximates their fair value. The cost of securities sold is determined using the average cost method. No gains or losses on sales of these marketable securities were realized during the quarters or six months ended June 30, 2011 and 2010.

Funds held for customers included available-for-sale marketable securities of  $10.7 million as of June 30, 2011 and  $10.2 million as of December 31, 2010. A portion of these assets represents an investment in a Canadian money market fund. The remainder of the assets relates to a mutual fund investment which invests in Canadian and provincial government securities. These funds are not traded in active markets and their fair values are determined by obtaining quoted prices in active markets for the underlying securities held by the funds. Unrealized gains and losses on these investments, net of tax, are included in other comprehensive loss on the consolidated balance sheets. Realized gains and losses are included in revenue on the consolidated statements of income and were not significant for the quarters or six months ended June 30, 2011 and 2010. The cost of securities sold is determined using the average cost method.

We have elected to account for a long-term investment in domestic mutual funds under the fair value option for financial assets and financial liabilities. The fair value option provides companies an irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The fair value of the investment is included in long-term investments on the consolidated balance sheets and was  $2.4 million as of June 30, 2011 and  $2.3 million as of December 31, 2010. Long-term investments also include cash surrender values of insurance contracts. Realized and unrealized gains and losses, as well as dividends earned by the mutual fund investment, are included in selling, general and administrative (SG&A) expense in the consolidated statements of income. This investment corresponds to a liability under an officers' deferred compensation plan which is not available to new participants and is fully funded by the investment in mutual funds. The liability under the plan equals the fair value of the investment in mutual funds. Thus, as the value of the investment changes, the value of the liability changes accordingly. As changes in the liability are reflected within SG&A expense in the consolidated statements of income, the fair value option of accounting for the investment in mutual funds allows us to net changes in the investment and the related liability in the statements of income. The cost of securities sold is determined using the average cost method. We recognized a net unrealized gain on the investment in mutual funds of  $0.1 million during the quarter ended June 30, 2011 and  $0.2 million during the six months ended June 30, 2011. Net unrealized gains recognized during the quarter and six months ended June 30, 2010 and realized gains recognized during the quarters and six months ended June 30, 2011 and 2010 were not significant.

The fair value of interest rate swaps (see Note 7) is determined at each reporting date by means of a pricing model utilizing readily observable market interest rates. The change in fair value is determined as the change in the present value of estimated future cash flows discounted using the LIBOR rate. Changes in the fair value of the interest rate swaps, as well as changes in the fair value of the hedged debt, are included in interest expense in the consolidated statements of income and were as follows:

	Quarter Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Gain (loss) from derivatives	$771	$2,507	$(274)	$4,969
Loss from change in fair value of hedged debt	(928)	(2,355)	(323)	(4,643)
Net (increase) decrease in interest expense	$(157)	$152	$(597)	$326

Information regarding recurring fair value measurements completed during each period was as follows:

		Fair value measurements using
(in thousands)	Fair value as of June 30, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,717	$-	$10,717	$-
Marketable securities – corporate investments	2,110	-	2,110	-
Long-term investment in mutual funds	2,375	2,375	-	-
Derivative assets	2,634	-	2,634	-

		Fair value measurements using
(in thousands)	Fair value as of December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,249	$-	$10,249	$-
Marketable securities – corporate investments	2,029	-	2,029	-
Long-term investment in mutual funds	2,283	2,283	-	-
Derivative assets	5,456	-	5,456	-

Fair value measurements of other financial instruments – The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate fair value.

Cash and cash equivalents, cash and cash equivalents included within funds held for customers, and short-term debt – The carrying amounts reported in the consolidated balance sheets approximate fair value because of the short-term nature of these items.

Long-term debt – The fair value of long-term debt is based on quoted prices for identical liabilities when traded as assets in an active market (Level 1 fair value measurement), with the exception of the debt issued in March 2011 which is not currently traded in an active market. The fair value of this debt is determined at each reporting date by means of a pricing model utilizing readily observable market interest rates (Level 2 fair value measurement). The fair value is estimated as the present value of estimated future cash flows discounted using the LIBOR rate. The fair value of long-term debt included in the table below does not reflect the impact of hedging activity. The carrying amount of long-term debt includes the change in fair value of hedged long-term debt.

The estimated fair values of these financial instruments were as follows:

	June 30, 2011		December 31, 2010
(in thousands)	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	$17,626	$17,626	$17,383	$17,383
Cash and cash equivalents – funds held for customers	32,687	32,687	25,471	25,471
Short-term debt	13,000	13,000	7,000	7,000
Long-term debt	739,966	748,849	748,122	751,978

Restructuring charges	6 Months Ended
Jun. 30, 2011
Restructuring charges [Abstract]
Restructuring charges
Note 9:   Restructuring charges

Net restructuring charges for each period consisted of the following components:

	Quarter Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Severance accruals	$2,027	$2,526	$2,823	$3,207
Severance reversals	(171)	(732)	(909)	(1,552)
Operating lease obligations	-	-	-	415
Operating lease reversals	-	(308)	-	(308)
Net restructuring accruals	1,856	1,486	1,914	1,762
Other costs	2,748	607	4,164	709
Net restructuring charges	$4,604	$2,093	$6,078	$2,471

2011 restructuring charges – During the quarter and six months ended June 30, 2011, the net restructuring accruals included severance charges related to employee reductions across functional areas as we continue to reduce costs. The restructuring accruals included severance benefits for approximately 70 employees for the quarter ended June 30, 2011 and severance benefits for approximately 90 employees for the six months ended June 30, 2011. These charges were reduced by the reversal of restructuring accruals recorded primarily in 2010 as fewer employees received severance benefits than originally estimated. Other restructuring costs, which were expensed as incurred, included items such as employee and equipment moves, training and travel related to our restructuring activities. The net restructuring charges for the quarter ended June 30, 2011 were reflected as net restructuring charges of  $0.5 million within cost of goods sold and net restructuring charges of  $4.1 million within operating expenses in the consolidated statement of income. For the six months ended June 30, 2010, the net restructuring charges were reflected as net restructuring charges of  $0.6 million within cost of goods sold and net restructuring charges of  $5.5 million within operating expenses in the consolidated statement of income.

2010 restructuring charges – During the quarter and six months ended June 30, 2010, the net restructuring accruals included severance charges related to employee reductions primarily resulting from the acquisition of Custom Direct in April 2010, as well as employee reductions in various functional areas as we continue our cost reduction initiatives. The restructuring accruals included severance benefits for approximately 45 employees for the quarter ended June 30, 2010 and severance benefits for approximately 75 employees for the six months ended June 30, 2010. These charges were reduced by the reversal of restructuring accruals as fewer employees received severance benefits than originally estimated. Other restructuring costs, which were expensed as incurred, included items such as equipment moves, training and travel related to our restructuring activities. The net restructuring charges for the quarter ended June 30, 2010 were reflected as net restructuring reversals of  $0.1 million within cost of goods sold and net restructuring charges of  $2.2 million within operating expenses in the consolidated statement of income. For the six months ended June 30, 2010, the net restructuring charges were reflected as net restructuring charges of  $0.6 million within cost of goods sold and net restructuring charges of  $1.9 million within operating expenses in the consolidated statement of income.

Restructuring accruals of  $5.0 million as of June 30, 2011 are reflected in the consolidated balance sheet as accrued liabilities of  $4.8 million and other non-current liabilities of  $0.2 million. Restructuring accruals of  $6.8 million as of December 31, 2010 are reflected in the consolidated balance sheet as accrued liabilities of  $6.4 million and other non-current liabilities of  $0.4 million. The majority of the employee reductions are expected to be completed by the end of 2011. We expect most of the related severance payments to be fully paid by mid-2012, utilizing cash from operations. The remaining payments due under operating lease obligations will be paid through May 2013. As of June 30, 2011, approximately 220 employees had not yet started to receive severance benefits. Further information regarding our restructuring accruals can be found under the caption “Note 8: Restructuring charges” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.

As of June 30, 2011, our restructuring accruals, by company initiative, were as follows:

(in thousands)	2008 initiatives	2009 initiatives	2010 initiatives	2011 initiatives	Total
Balance, December 31, 2010	$117	$652	$6,029	$-	$6,798
Restructuring charges	-	-	74	2,749	2,823
Restructuring reversals	(11)	(55)	(837)	(6)	(909)
Payments, primarily severance	(76)	(335)	(2,700)	(597)	(3,708)
Balance, June 30, 2011	$30	$262	$2,566	$2,146	$5,004

Cumulative amounts:
Restructuring charges	$27,545	$11,015	$9,714	$2,749	$51,023
Restructuring reversals	(5,881)	(1,668)	(1,101)	(6)	(8,656)
Payments, primarily severance	(21,634)	(9,085)	(6,047)	(597)	(37,363)
Balance, June 30, 2011	$30	$262	$2,566	$2,146	$5,004

As of June 30, 2011, the components of our restructuring accruals, by segment, were as follows:

	Employee severance benefits				Operating lease obligations
(in thousands)	Small Business Services	Financial Services	Direct Checks	Corporate	Small Business Services	Direct Checks	Total
Balance, December 31, 2010	$1,248	$1,954	$252	$2,616	$236	$492	$6,798
Restructuring charges	366	1,205	79	1,173	-	-	2,823
Restructuring reversals	(579)	(164)	(14)	(152)	-	-	(909)
Inter-segment transfer	16	234	2	(252)	-	-	-
Payments	(647)	(1,047)	(184)	(1,627)	(101)	(102)	(3,708)
Balance, June 30, 2011	$404	$2,182	$135	$1,758	$135	$390	$5,004

Cumulative amounts(1):
Restructuring charges	$14,376	$7,906	$2,898	$23,524	$1,810	$509	$51,023
Restructuring reversals	(2,346)	(998)	(139)	(4,780)	(393)	-	(8,656)
Inter-segment transfer	805	619	63	(1,487)	-	-	-
Payments	(12,431)	(5,345)	(2,687)	(15,499)	(1,282)	(119)	(37,363)
Balance, June 30, 2011	$404	$2,182	$135	$1,758	$135	$390	$5,004

(1) Includes accruals related to our cost reduction initiatives for 2008 through 2011.

Pension and other postretirement benefits	6 Months Ended
Jun. 30, 2011
Pension and other postretirement benefits [Abstract]
Pension and other postretirement benefits
Note 10: Pension and other postretirement benefits

We have historically provided certain health care benefits for a large number of retired U.S. employees. In addition to our retiree health care plan, we also have a supplemental executive retirement plan in the United States. Further information regarding our postretirement benefit plans can be found under the caption “Note 12: Pension and other postretirement benefits” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K. See Note 16 for discussion of the risks associated with the plan assets of our postretirement benefit plan.

Pension and postretirement benefit expense for the quarters ended June 30, 2011 and 2010 consisted of the following components:

	Postretirement benefit plan		Pension plan
(in thousands)	2011	2010	2011	2010
Interest cost	$1,667	$1,820	$41	$45
Expected return on plan assets	(1,963)	(1,806)	-	-
Amortization of prior service credit	(936)	(936)	-	-
Amortization of net actuarial losses	1,354	1,352	-	-
Total periodic benefit expense	$122	$430	$41	$45

Pension and postretirement benefit expense for the six months ended June 30, 2011 and 2010 consisted of the following components:

	Postretirement benefit plan		Pension plan
(in thousands)	2011	2010	2011	2010
Interest cost	$3,334	$3,641	$82	$90
Expected return on plan assets	(3,926)	(3,613)	-	-
Amortization of prior service credit	(1,871)	(1,871)	-	-
Amortization of net actuarial losses	2,708	2,703	-	-
Total periodic benefit expense	$245	$860	$82	$90

Income tax provision	6 Months Ended
Jun. 30, 2011
Income tax provision [Abstract]
Income tax provision
Note 11:  Income tax provision

Our effective tax rate for the six months ended June 30, 2011 was 32.3%, compared to our 2010 annual effective tax rate of 35.0%. The 2011 effective tax rate was favorably impacted 1.0 point by actions taken to restore a portion of the deferred tax asset attributable to the receipt of Medicare Part D subsidies after 2012. Our 2011 tax rate also included discrete items, including a reduction in the valuation allowance related to foreign operating loss carryforwards, which decreased our effective tax rate by 1.1 points.

Our 2010 effective tax rate included a  $4.1 million charge resulting from the Health Care and Education Reconciliation Act of 2010, which was signed into law in March 2010 and requires that certain tax deductions after 2012 be reduced by the amount of the Medicare Part D subsidy payments. Prior to this law change, the subsidy was to be disregarded in all future years when computing tax deductions. This resulted in a reduction in the deferred tax asset associated with our postretirement benefit plan and increased our 2010 effective tax rate 1.7 points. Our 2010 effective tax rate also included favorable adjustments related to accruals for uncertain tax positions, which lowered our effective tax rate 1.3 percentage points.

Debt	6 Months Ended
Jun. 30, 2011
Debt [Abstract]
Debt
Note 12: Debt

Total debt outstanding was comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
5.0% senior, unsecured notes due December 15, 2012, net of discount, including cumulative change in fair value of hedged debt: 2011 - $1,383 increase; 2010 - $4,879 increase	$86,152	$284,843
5.125% senior, unsecured notes due October 1, 2014, net of discount, including cumulative change in fair value of hedged debt: 2011 - $499 increase	253,814	263,279
7.375% senior notes due June 1, 2015	200,000	200,000
7.0% senior notes due March 15, 2019	200,000	-
Long-term portion of debt	739,966	748,122
Amounts drawn on credit facility	13,000	7,000
Total debt	$752,966	$755,122

Discounts from par value are being amortized ratably as increases to interest expense over the term of the related debt.

All of our notes, with the exception of those due in 2012, include covenants that place restrictions on the issuance of additional debt and limitations on certain liens. The notes due in 2019 and 2015 also include limitations on our ability to issue redeemable stock and preferred stock, make loans and investments, and consolidate, merge or sell all or substantially all of our assets.

In March 2011, we issued  $200.0 million of 7.0% senior notes maturing on March 15, 2019. The notes were issued via a private placement under Rule 144A of the Securities Act of 1933. We anticipate registering the notes with the Securities and Exchange Commission (SEC) via a registration statement within 340 days of March 15, 2011. Interest payments are due each March and September. The notes are fully and unconditionally guaranteed by certain of our subsidiaries and place a limitation on restricted payments, including share repurchases and increases in dividend levels. The limitation on restricted payments does not apply if the notes are upgraded to an investment-grade credit rating. At any time prior to March 15, 2014, we may on any one or more occasions redeem up to 35% of the original principal amount of the notes with the proceeds of one or more equity offerings at a redemption price of 107% of the principal amount of the notes, together with accrued and unpaid interest. At any time prior to March 15, 2015, we may also redeem some or all of the notes at a price equal to 100% of the principal amount plus accrued and unpaid interest and a make-whole premium. At any time on or after March 15, 2015, we may redeem some or all of the notes at prices ranging from 100% to 103.5% of the principal amount. If at any time we sell certain of our assets or experience specific types of changes in control, we must offer to purchase the notes at 101% of the principal amount. Proceeds from the offering, net of offering costs, were  $196.6 million. These proceeds were used to retire a portion of our senior, unsecured notes due in 2012. The fair value of the notes issued in March 2011 was  $202.6 million as of June 30, 2011, based on a pricing model utilizing readily observable market interest rates.

In May 2007, we issued  $200.0 million of 7.375% senior notes maturing on June 1, 2015. The notes were issued via a private placement under Rule 144A of the Securities Act of 1933. These notes were subsequently registered with the SEC via a registration statement which became effective on June 29, 2007. Interest payments are due each June and December. The notes place a limitation on restricted payments, including share repurchases and increases in dividend levels. This limitation does not apply if the notes are upgraded to an investment-grade credit rating. Principal redemptions may be made at our election at any time at redemption prices ranging from 100% to 103.688% of the principal amount. If we sell certain of our assets or experience specific types of changes in control, we must offer to purchase the notes at 101% of the principal amount. Proceeds from the offering, net of offering costs, were  $196.3 million. These proceeds were used on October 1, 2007 as part of our repayment of  $325.0 million of unsecured notes plus accrued interest. The fair value of the notes issued in May 2007 was  $205.3 million as of June 30, 2011, based on quoted prices for identical liabilities when traded as assets.

In October 2004, we issued  $275.0 million of 5.125% senior, unsecured notes maturing on October 1, 2014. The notes were issued via a private placement under Rule 144A of the Securities Act of 1933. These notes were subsequently registered with the SEC via a registration statement which became effective on November 23, 2004. Interest payments are due each April and October. Proceeds from the offering, net of offering costs, were  $272.3 million. These proceeds were used to repay commercial paper borrowings used for the acquisition of New England Business Service, Inc. in 2004. During the quarter ended March 31, 2011, we retired  $10.0 million of these notes, realizing a pre-tax loss of  $0.2 million. As of June 30, 2011, the fair value of the  $253.5 million remaining notes outstanding was  $254.5 million, based on quoted prices for identical liabilities when traded as assets. As discussed in Note 7, we have entered into interest rate swaps to hedge a portion of these notes. The fair value of long-term debt disclosed here does not reflect the impact of these fair value hedges. The carrying amount of long-term debt has increased  $0.5 million since the inception of the interest rate swaps due to changes in the fair value of the hedged long-term debt.

In December 2002, we issued  $300.0 million of 5.0% senior, unsecured notes maturing on December 15, 2012. These notes were issued under our shelf registration statement covering up to  $300.0 million in medium-term notes, thereby exhausting that registration statement. Interest payments are due each June and December. Principal redemptions may be made at our election prior to the stated maturity. Proceeds from the offering, net of offering costs, were  $295.7 million. These proceeds were used for general corporate purposes, including funding share repurchases, capital asset purchases and working capital. During the quarter ended March 31, 2011, we completed a tender offer and retired  $195.5 million of these notes, realizing a pre-tax loss of  $6.8 million. As of June 30, 2011, the fair value of the  $84.8 million remaining notes outstanding was  $86.5 million, based on quoted prices for identical liabilities when traded as assets. As discussed in Note 7, we have entered into interest rate swaps to hedge these notes. The fair value of long-term debt disclosed here does not reflect the impact of these fair value hedges. The carrying amount of long-term debt has increased  $1.4 million since the inception of the interest rate swaps due to changes in the fair value of the hedged long-term debt.

As of June 30, 2011, we had a  $200.0 million credit facility, which expires in March 2013. Borrowings under the credit facility are collateralized by substantially all personal property. Our commitment fee ranges from 0.40% to 0.50% based on our leverage ratio. The credit agreement governing the credit facility contains customary covenants regarding limits on levels of subsidiary indebtedness and capital expenditures, liens, investments, acquisitions, certain mergers, and certain asset sales outside the ordinary course of business, as well as required repayments in the event of a change in control as defined in the agreement. The agreement also contains financial covenants regarding our leverage ratio, interest coverage and liquidity.

The daily average amount outstanding under our credit facility during the six months ended June 30, 2011 was  $11.8 million at a weighted-average interest rate of 3.01%. As of June 30, 2011,  $13.0 million outstanding under our credit facility at a weighted-average interest rate of 3.30%. During 2010, the daily average amount outstanding under our credit facility was  $50.0 million at a weighted-average interest rate of 3.20%. As of December 31, 2010,  $7.0 million was outstanding at a weighted-average interest rate of 5.25%. As of June 30, 2011, amounts were available for borrowing under our credit facility as follows:

(in thousands)	Total available
Credit facility commitment	$200,000
Amounts drawn on credit facility	(13,000)
Outstanding letters of credit	(8,762)
Net available for borrowing as of June 30, 2011	$178,238

Absent certain defined events of default under our debt instruments, and as long as our ratio of earnings before interest, taxes, depreciation and amortization (EBITDA) to interest expense is in excess of two to one, our debt covenants do not restrict our ability to pay cash dividends at our current rate, although we are limited to an annual amount of  $70 million under the terms of our credit facility. If our ratio of EBITDA to interest expense falls below two to one, there would also be limitations on our ability to issue additional debt.

Other commitments and contingencies	6 Months Ended
Jun. 30, 2011
Other commitments and contingencies [Abstract]
Other commitments and contingencies
Note 13:  Other commitments and contingencies

Information regarding indemnifications, environmental matters and self-insurance can be found under the caption “Note 14: Other commitments and contingencies” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.  No significant changes in these items occurred during the six months ended June 30, 2011.

Shareholders' equity	6 Months Ended
Jun. 30, 2011
Shareholders' equity [Abstract]
Shareholders' equity
Note 14: Shareholders' equity

We have an outstanding authorization from our board of directors to purchase up to 10 million shares of our common stock. This authorization has no expiration date, and 5.5 million shares remain available for purchase under this authorization as of June 30, 2011. During the six months ended June 30, 2011, we repurchased 0.7 million shares for  $18.0 million.

Changes in shareholders' equity during the six months ended June 30, 2011 were as follows:

	Common shares		Additional		Accumulated other	Total
(in thousands)	Number of shares	Par value	paid-in capital	Retained earnings	comprehensive loss	shareholders' equity
Balance, December 31, 2010	51,338	$51,338	$62,915	$161,957	$(50,012)	$226,198
Net income	-	-	-	68,029	-	68,029
Cash dividends	-	-	-	(25,663)	-	(25,663)
Common shares issued	423	423	6,371	-	-	6,794
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)	-	-	4,300	-	-	4,300
Tax impact of share-based awards	-	-	279	-	-	279
Common shares repurchased	(673)	(673)	(17,313)			(17,986)
Other common shares retired	(62)	(62)	(1,553)	-	-	(1,615)
Fair value of share-based compensation	-	-	2,856	-	-	2,856
Amortization of postretirement prior service credit, net of tax	-	-	-	-	(1,165)	(1,165)
Amortization of postretirement net actuarial losses, net of tax	-	-	-	-	1,685	1,685
Amortization of loss on derivatives, net of tax(1)	-	-	-	-	1,035	1,035
Net unrealized gain on marketable securities, net of tax	-	-	-	-	10	10
Currency translation adjustment	-	-	-	-	886	886
Balance, June 30, 2011	51,026	$51,026	$57,855	$204,323	$(47,561)	$265,643

(1) Relates to interest rate locks executed in 2004 and 2002. See “Note 6: Derivative financial instruments” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.

Accumulated other comprehensive loss was comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Postretirement and defined benefit pension plans:
Unrealized prior service credit	$14,486	$15,651
Unrealized net actuarial losses	(66,658)	(68,343)
Postretirement and defined benefit pension plans, net of tax	(52,172)	(52,692)
Loss on derivatives, net of tax	(3,487)	(4,522)
Unrealized gain on marketable securities, net of tax	23	13
Currency translation adjustment	8,075	7,189
Accumulated other comprehensive loss	$(47,561)	$(50,012)

Business segment information	6 Months Ended
Jun. 30, 2011
Business segment information [Abstract]
Business segment information
Note 15: Business segment information

We operate three reportable business segments: Small Business Services, Financial Services and Direct Checks. Small Business Services sells personalized printed products, which include business checks, printed forms, promotional products, marketing materials and related services, as well as retail packaging supplies and a suite of business services, including web design and hosting, fraud protection, payroll, logo design, search engine marketing and business networking, to small businesses. These products and services are promoted and sold through direct response advertising via mail and the internet, referrals from financial institutions and telecommunications clients, independent distributors and dealers, and outbound telemarketing groups. Financial Services' products and services for financial institutions include comprehensive check programs for both personal and business checks, fraud prevention and monitoring services, customer acquisition campaigns, marketing communications, regulatory program services, customer loyalty programs and profitability offers that provide insight into financial institution financial performance. These products and services are sold through multiple channels, including a direct sales force. Direct Checks sells personal and business checks and related products and services directly to consumers through direct response marketing and the internet. All three segments operate primarily in the United States. Small Business Services also has operations in Canada and portions of Europe.

The accounting policies of the segments are the same as those described in the Notes to Consolidated Financial Statements included in the 2010 Form 10-K. We allocate corporate costs for our shared services functions to our business segments, including costs of our executive management, human resources, supply chain, finance, information technology and legal functions. Generally, where costs incurred are directly attributable to a business segment, primarily within the areas of information technology, supply chain and finance, those costs are charged directly to that segment. Because we use a shared services approach for many of our functions, certain costs are not directly attributable to a business segment. These costs are allocated to our business segments based on segment revenue, as revenue is a measure of the relative size and magnitude of each segment and indicates the level of corporate shared services consumed by each segment. Corporate assets are not allocated to the segments and consist of property, plant and equipment, internal-use software, inventories and supplies related to our corporate shared services functions of manufacturing, information technology and real estate, as well as long-term investments.

We are an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations and the sharing of assets. Therefore, we do not represent that these segments, if operated independently, would report the operating income and other financial information shown.

The following is our segment information as of and for the quarters ended June 30, 2011 and 2010:

		Reportable Business Segments
(in thousands)		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$203,156	$86,656	$56,462	$-	$346,274
	2010	193,165	98,248	56,583	-	347,996
Operating income:	2011	34,329	13,214	16,443	-	63,986
	2010	30,476	20,032	12,712	-	63,220
Depreciation and amortization	2011	11,398	3,412	4,130	-	18,940
expense:	2010	11,693	3,068	5,076	-	19,837
Total assets:	2011	778,740	96,847	173,928	285,461	1,334,976
	2010	778,017	68,335	185,380	305,177	1,336,909
Capital asset purchases:	2011	-	-	-	10,874	10,874
	2010	-	-	-	11,267	11,267

The following is our segment information as of and for the six months ended June 30, 2011 and 2010:

		Reportable Business Segments
(in thousands)		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$403,159	$174,670	$118,197	$-	$696,026
	2010	385,491	199,693	97,932	-	683,116
Operating income:	2011	70,099	28,911	32,431	-	131,441
	2010	59,545	44,021	28,609	-	132,175
Depreciation and amortization	2011	22,533	6,165	9,985	-	38,683
expense:	2010	23,131	5,969	6,184	-	35,284
Total assets:	2011	778,740	96,847	173,928	285,461	1,334,976
	2010	778,017	68,335	185,380	305,177	1,336,909
Capital asset purchases:	2011	-	-	-	19,296	19,296
	2010	-	-	-	21,066	21,066

Market risks	6 Months Ended
Jun. 30, 2011
Market risks [Abstract]
Market risks
Note 16: Market risks

Due to the downturn in the U.S. economy, including the liquidity crisis in the credit markets, as well as failures and consolidations of companies within the financial services industry since 2008, we have identified certain market risks which may affect our future operating performance.

Economic conditions –During the quarter ended March 31, 2009, we recorded a goodwill impairment charge of  $20.0 million in our Small Business Services segment related to one of our reporting units, as well as an impairment charge of  $4.9 million in our Small Business Services segment related to an indefinite-lived trade name. These charges resulted from the continuing negative impact of the economic downturn on our expected operating results. The annual impairment analyses completed during the quarter ended September 30, 2010 indicated that the calculated fair values of our reporting units' net assets exceeded their carrying values by amounts between  $43 million and  $546 million, or by amounts between 55% and 442% above the carrying values of their net assets. The calculated fair value of our indefinite-lived trade name exceeded its carrying value of  $19.1 million by  $5.0 million based on the analysis completed during the quarter ended September 30, 2010. Due to the ongoing uncertainty in market conditions, which may negatively impact our expected operating results or share price, we will continue to monitor whether additional impairment analyses are required with respect to the carrying value of goodwill and the indefinite-lived trade name.

Postretirement benefit plan – The fair value of our postretirement benefit plan assets is subject to various risks, including credit, interest and overall market volatility risks. During 2008, the equity markets experienced a significant decline in value. As such, the fair value of our plan assets decreased significantly during the year, resulting in a  $29.9 million increase in the unfunded status of our plan as compared to the end of the previous year. This affected the amounts reported in the consolidated balance sheet as of December 31, 2008 and also contributed to an increase in postretirement benefit expense of  $2.4 million in 2009, as compared to 2008. The fair value of our plan assets later recovered, increasing  $21.6 million during 2009 and  $11.0 million during 2010. If the equity and bond markets decline in future periods, the funded status of our plan could again be materially affected. This could result in higher postretirement benefit expense in the future, as well as the need to contribute increased amounts of cash to fund the benefits payable under the plan, although our obligation is limited to funding benefits as they become payable. We did not use plan assets to make benefit payments during the six months ended June 30, 2011 or during 2010. Rather, we used cash provided by operating activities to make these payments.

Financial institution clients – Continued turmoil in the financial services industry, including further bank failures and consolidations, could have a significant impact on our consolidated results of operations if we were to lose a significant amount of business and/or we were unable to recover the value of an unamortized contract acquisition cost or account receivable. As of June 30, 2011, unamortized contract acquisition costs totalled  $50.4 million, while liabilities for contract acquisition costs not paid as of June 30, 2011 were  $14.4 million. The inability to recover amounts paid to a larger financial institution client could have a significant negative impact on our consolidated results of operations.

Subsequent event	6 Months Ended
Jun. 30, 2011
Subsequent event [Abstract]
Subsequent event
Note 17: Subsequent event

During July 2011, we acquired substantially all of the assets of PsPrint, LLC for cash of approximately  $45 million, which we funded with a draw on our credit facility. PsPrint is a web-to-print solutions company that provides online print marketing and promotional services for small businesses. Its results of operations will be included in our Small Business Services segment. Related transaction costs expensed during the quarter ended June 30, 2011 were not significant.

Supplemental Guarantor Financial Information	6 Months Ended
Jun. 30, 2011
Supplemental guarantor financial information [Abstract]
Supplemental guarantor financial information
Note 18: Supplemental guarantor financial information

In March 2011, we issued  $200.0 million of long-term notes due in March 2019. The notes were issued under a private placement under Rule 144A of the Securities Act of 1933. We anticipate registering the notes with the Securities and Exchange Commission via a registration statement within 340 days of March 15, 2011. These notes are jointly and severally guaranteed on a full and unconditional basis, subject to the release provisions described herein, by certain 100%-owned subsidiaries that guarantee any of our other indebtedness. These subsidiaries also guarantee our obligations under our credit facility and our long-term notes due in 2015. The subsidiary guarantees with respect to the notes due in March 2019 are subject to release upon the sale of all or substantially all of a subsidiary's assets, when the requirements for legal defeasance of the guaranteed securities have been satisfied, when the subsidiary is declared an unrestricted subsidiary, or upon satisfaction and discharge of the indenture.

The following condensed supplemental consolidating financial information reflects the summarized financial information of Deluxe Corporation, the guarantors on a combined basis and the non-guarantor subsidiaries on a combined basis. Separate financial statements of the guarantors are not presented because the guarantors are jointly, severally, fully and unconditionally liable under the guarantees, subject to the release provisions described herein, and we believe that the condensed consolidating financial statements presented are sufficient to provide an understanding of the financial position, results of operations and cash flows of the guarantors.

We are an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations and the sharing of assets. Therefore, we do not represent that the financial information presented is indicative of the financial position, results of operations or cash flows which the entities would have reported if they had operated independently. The condensed consolidating financial statements should be read in conjunction with our consolidated financial statements.

Deluxe Corporation
Condensed Consolidating Balance Sheet

	June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$585	$1,208	$15,833	$-	$17,626
Trade accounts receivable, net	-	49,564	15,613	-	65,177
Inventories and supplies	-	19,198	2,161	-	21,359
Deferred income taxes	2,266	6,126	232	-	8,624
Funds held for customers	-	-	43,404	-	43,404
Other current assets	12,222	10,950	3,814	-	26,986
Total current assets	15,073	87,046	81,057	-	183,176
Long-term Investments	35,592	2,696	-	-	38,288
Property, Plant and Equipment, net	-	99,847	17,234	-	117,081
Assets Held for Sale	-	3,937	-	-	3,937
Intangibles, net	-	148,871	3,654	-	152,525
Goodwill	-	750,218	2,071	-	752,289
Investments In Consolidated Subsidiaries	1,071,813	11,418	-	(1,083,231)	-
Intercompany (Payable) Receivable	(108,339)	154,446	(46,107)	-	-
Other Non-Current Assets	12,105	63,552	12,023	-	87,680
Total assets	$1,026,244	$1,322,031	$69,932	$(1,083,231)	$1,334,976

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$10,865	$46,325	$4,632	$-	$61,822
Accrued liabilities	13,925	71,479	48,074	-	133,478
Short-term debt	13,000	-	-	-	13,000
Total current liabilities	37,790	117,804	52,706	-	208,300
Long-Term Debt	739,966	-	-	-	739,966
Deferred Income Taxes	(21,645)	68,473	2,768	-	49,596
Other Non-Current Liabilities	4,490	63,941	3,040	-	71,471
Total Shareholders' Equity	265,643	1,071,813	11,418	(1,083,231)	265,643
Total liabilities and shareholders' equity	$1,026,244	$1,322,031	$69,932	$(1,083,231)	$1,334,976

Deluxe Corporation
Condensed Consolidating Balance Sheet

	December 31, 2010
(in thousands)	Deluxe orporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$3,197	$683	$13,503	$-	$17,383
Trade accounts receivable, net	-	53,679	12,792	-	66,471
Inventories and supplies	-	19,350	2,310	-	21,660
Deferred income taxes	2,854	6,303	233	-	9,390
Funds held for customers	-	-	35,720	-	35,720
Other current assets	9,463	8,047	3,103	-	20,613
Total current assets	15,514	88,062	67,661	-	171,237
Long-term Investments	34,905	2,427	78		37,410
Property, Plant and Equipment, net	-	102,427	17,794	-	120,221
Assets Held for Sale	-	4,527	-	-	4,527
Intangibles, net	-	151,512	3,600	-	155,112
Goodwill	-	723,938	1,999	-	725,937
Investments In Consolidated Subsidiaries	986,484	615	-	(987,099)	-
Intercompany (Payable) Receivable	(68,348)	114,299	(45,951)	-	-
Other Non-Current Assets	12,337	71,032	10,878	-	94,247
Total assets	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$11,697	$42,798	$5,983	$-	$60,478
Accrued liabilities	9,440	92,038	42,556	-	144,034
Short-term debt	7,000	-	-	-	7,000
Total current liabilities	28,137	134,836	48,539	-	211,512
Long-Term Debt	748,122	-	-	-	748,122
Deferred Income Taxes	(25,898)	68,794	3,856	-	46,752
Other Non-Current Liabilities	4,333	68,725	3,049	-	76,107
Total Shareholders' Equity	226,198	986,484	615	(987,099)	226,198
Total liabilities and shareholders' equity	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

Deluxe Corporation
Condensed Consolidating Statement of Income

	Quarter Ended June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$2,128	$310,901	$68,389	$(35,144)	$346,274
Total cost of goods sold	-	111,595	39,925	(30,833)	120,687
Gross Profit	2,128	199,306	28,464	(4,311)	225,587

Selling, general and administrative expense, including net restructuring charges	2,333	141,051	22,528	(4,311)	161,601
Operating (Loss) Income	(205)	58,255	5,936	-	63,986

Interest expense	(12,006)	(3,079)	(431)	3,462	(12,054)
Other income (expense)	3,057	127	209	(3,462)	(69)
(Loss) Income Before Income Taxes	(9,154)	55,303	5,714	-	51,863

Income tax (benefit) provision	(4,209)	19,864	735	-	16,390
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(4,945)	35,439	4,979	-	35,473

Equity In Earnings Of Consolidated Subsidiaries	40,418	4,979	-	(45,397)	-
Income From Continuing Operations	35,473	40,418	4,979	(45,397)	35,473

Net Loss From Discontinued Operations	-	-	-	-	-
Net Income	$35,473	$40,418	$4,979	$(45,397)	$35,473

Deluxe Corporation
Condensed Consolidating Statement of Income

	Quarter Ended June 30, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$2,329	$315,038	$66,634	$(36,005)	$347,996
Total cost of goods sold	-	113,571	39,984	(31,615)	121,940
Gross Profit	2,329	201,467	26,650	(4,390)	226,056

Selling, general and administrative expense, including net restructuring charges	2,030	141,757	23,439	(4,390)	162,836
Operating Income	299	59,710	3,211	-	63,220

Interest expense	(11,477)	(2,230)	(337)	2,536	(11,508)
Other income (expense)	2,389	203	(1,100)	(2,536)	(1,044)
(Loss) Income Before Income Taxes	(8,789)	57,683	1,774	-	50,668

Income tax (benefit) provision	(4,638)	21,057	635	-	17,054
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(4,151)	36,626	1,139	-	33,614

Equity In Earnings Of Consolidated Subsidiaries	37,765	1,139	-	(38,904)	-
Income From Continuing Operations	33,614	37,765	1,139	(38,904)	33,614

Net Loss From Discontinued Operations	-	-	-	-	-
Net Income	$33,614	$37,765	$1,139	$(38,904)	$33,614

Deluxe Corporation
Condensed Consolidating Statement of Income

	Six Months Ended June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$4,256	$624,496	$139,836	$(72,562)	$696,026
Total cost of goods sold	-	222,941	81,559	(63,651)	240,849
Gross Profit	4,256	401,555	58,277	(8,911)	455,177

Selling, general and administrative expense, including net restructuring charges	6,784	280,578	45,395	(8,911)	323,846
Net gain on sale of facility	-	(110)	-	-	(110)
Operating (Loss) Income	(2,528)	121,087	12,882	-	131,441

Loss on early debt extinguishment	(6,995)	-	-	-	(6,995)
Interest expense	(24,011)	(5,256)	(725)	5,900	(24,092)
Other income	4,820	587	579	(5,900)	86
(Loss) Income Before Income Taxes	(28,714)	116,418	12,736	-	100,440

Income tax (benefit) provision	(12,311)	41,816	2,906	-	32,411
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(16,403)	74,602	9,830	-	68,029

Equity In Earnings Of Consolidated Subsidiaries	84,432	9,830	-	(94,262)	-
Income From Continuing Operations	68,029	84,432	9,830	(94,262)	68,029

Net Loss From Discontinued Operations	-	-	-	-	-
Net Income	$68,029	$84,432	$9,830	$(94,262)	$68,029

Deluxe Corporation
Condensed Consolidating Statement of Income

	Six Months Ended June 30, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$4,657	$616,731	$136,663	$(74,935)	$683,116
Total cost of goods sold	-	223,845	82,500	(66,042)	240,303
Gross Profit	4,657	392,886	54,163	(8,893)	442,813

Selling, general and administrative expense, including net restructuring charges	2,259	268,946	48,326	(8,893)	310,638
Operating Income	2,398	123,940	5,837	-	132,175

Interest expense	(21,999)	(3,374)	(526)	3,856	(22,043)
Other income (expense)	2,917	84	(545)	(3,856)	(1,400)
(Loss) Income Before Income Taxes	(16,684)	120,650	4,766	-	108,732

Income tax (benefit) provision	(4,076)	43,649	1,761	-	41,334
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(12,608)	77,001	3,005	-	67,398

Equity In Earnings Of Consolidated Subsidiaries	79,607	3,005	-	(82,612)	-
Income From Continuing Operations	66,999	80,006	3,005	(82,612)	67,398

Net Loss From Discontinued Operations	-	(399)	-	-	(399)
Net Income	$66,999	$79,607	$3,005	$(82,612)	$66,999

Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Six Months Ended June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash (Used) Provided By Operating Activities of Continuing Operations	$(851)	$101,313	$3,720	$104,182

Cash Flows From Investing Activities:
Purchases of capital assets	-	(18,791)	(505)	(19,296)
Payments for acquisitions, net of cash acquired	-	(35,000)	-	(35,000)
Other	(170)	683	(1,527)	(1,014)
Net cash used by investing activities of continuing operations	(170)	(53,108)	(2,032)	(55,310)

Cash Flows From Financing Activities:
Net proceeds from short-term debt	6,000	-	-	6,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)	-	-	(215,030)
Proceeds from issuing long-term debt	200,000	-	-	200,000
Payments for debt issue costs	(3,429)	-	-	(3,429)
Change in book overdrafts	(765)	(140)	-	(905)
Proceeds from issuing shares under employee plans	6,514	-	-	6,514
Excess tax benefit from share-based employee awards	1,313	-	-	1,313
Payments for common shares repurchased	(17,986)	-	-	(17,986)
Cash dividends paid to shareholders	(25,663)	-	-	(25,663)
Advances from (to) consolidated subsidiaries	47,455	(47,540)	85	-
Net cash (used) provided by financing activities of continuing operations	(1,591)	(47,680)	85	(49,186)

Effect Of Exchange Rate Change on Cash	-	-	557	557

Net Change In Cash And Cash Equivalents	(2,612)	525	2,330	243
Cash And Cash Equivalents: Beginning Of Period	3,197	683	13,503	17,383
End Of Period	$585	$1,208	$15,833	$17,626

Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Six Months Ended June 30, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash (Used) Provided By Operating Activities of Continuing Operations	$(6,242)	$77,196	$(415)	$70,539

Cash Flows From Investing Activities:
Purchases of capital assets	-	(20,618)	(448)	(21,066)
Payments for acquisitions, net of cash acquired	-	(98,621)	-	(98,621)
Proceeds from life insurance policies	5,782	-	-	5,782
Proceeds from sales of marketable securities	-	-	1,970	1,970
Other	(1,673)	(141)	(4)	(1,818)
Net cash provided (used) by investing activities of continuing operations	4,109	(119,380)	1,518	(113,753)

Cash Flows From Financing Activities:
Net proceeds from short-term debt	73,000	-	-	73,000
Payments for debt issue costs	(2,324)	-	-	(2,324)
Change in book overdrafts	(879)	(60)	-	(939)
Proceeds from issuing shares under employee plans	1,600	-	-	1,600
Excess tax benefit from share-based employee awards	471	-	-	471
Cash dividends paid to shareholders	(25,696)	-	-	(25,696)
Advances (to) from consolidated subsidiaries	(43,236)	42,293	943	-
Net cash provided by financing activities of continuing operations	2,936	42,233	943	46,112

Effect Of Exchange Rate Change on Cash	-	-	(174)	(174)

Net Change In Cash And Cash Equivalents	803	49	1,872	2,724
Cash And Cash Equivalents: Beginning Of Period	2,725	497	9,567	12,789
End Of Period	$3,528	$546	$11,439	$15,513

Supplemental balance sheet information (Tables)	6 Months Ended
Jun. 30, 2011
Supplemental balance sheet information [Abstract]
Inventories and supplies
Inventories and supplies – Inventories and supplies were comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Raw materials	$5,058	$4,879
Semi-finished goods	8,383	8,393
Finished goods	4,867	5,083
Supplies, primarily production	3,051	3,305
Inventories and supplies	$21,359	$21,660

Marketable securities
Marketable securities – Available-for-sale marketable securities included within funds held for customers and other current assets were comprised of the following:

	June 30, 2011
(in thousands)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$2,110	$-	$-	$2,110
Funds held for customers:(1)
Money market securities	5,277	-	-	5,277
Canadian and provincial government securities	5,403	37	-	5,440
Marketable securities – funds held for customers	10,680	37	-	10,717
Total marketable securities	$12,790	$37	$-	$12,827

(1) Funds held for customers, as reported on the consolidated balance sheet as of June 30, 2011, also included cash and cash equivalents of  $32,687.

	December 31, 2010
(in thousands)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$2,029	$-	$-	$2,029
Funds held for customers:(1)
Money market securities	5,078	-	-	5,078
Canadian and provincial government securities	5,148	23	-	5,171
Marketable securities – funds held for customers	10,226	23	-	10,249
Total marketable securities	$12,255	$23	$-	$12,278

(1) Funds held for customers, as reported on the consolidated balance sheet as of December 31, 2010, also included cash and cash equivalents of  $25,471.

Expected maturities of available-for-sale securities
Expected maturities of available-for-sale securities as of June 30, 2011 were as follows:

(in thousands)	Fair value
Due in one year or less	$7,388
Due in one to three years	859
Due in three to five years	2,166
Due after five years	2,414
Total marketable securities	$12,827

Intangibles
Intangibles – Intangibles were comprised of the following:

	June 30, 2011			December 31, 2010
(in thousands)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Indefinite-lived:
Trade name	$19,100	$-	$19,100	$19,100	$-	$19,100
Amortizable intangibles:
Internal-use software	391,325	(330,382)	60,943	378,269	(314,267)	64,002
Customer lists/relationships	82,138	(53,072)	29,066	72,292	(43,660)	28,632
Distributor contracts	30,900	(27,297)	3,603	30,900	(26,396)	4,504
Trade names	61,561	(23,820)	37,741	59,361	(22,009)	37,352
Other	9,659	(7,587)	2,072	8,602	(7,080)	1,522
Amortizable intangibles	575,583	(442,158)	133,425	549,424	(413,412)	136,012
Intangibles	$594,683	$(442,158)	$152,525	$568,524	$(413,412)	$155,112

Estimated future amortization of intangibles
Total amortization of intangibles was  $13.5 million for the quarter ended June 30, 2011 and  $14.3 million for the quarter ended June 30, 2010. Amortization of intangibles was  $28.1 million for the six months ended June 30, 2011 and  $24.7 million for the six months ended June 30, 2010. Based on the intangibles in service as of June 30, 2011, estimated future amortization expense is as follows:

(in thousands)
Remainder of 2011	$20,416
2012	28,420
2013	18,198
2014	8,731
2015	5,479

Goodwill
Goodwill – Changes in goodwill during the six months ended June 30, 2011 were as follows:

(in thousands)	Small Business Services	Financial Services	Direct Checks	Total
Balance, December 31, 2010:
Goodwill	$596,534	$897	$148,506	$745,937
Accumulated impairment charges	(20,000)	-	-	(20,000)
	576,534	897	148,506	725,937
Acquisition of Banker's Dashboard, LLC (see Note 5)	-	26,281	-	26,281
Currency translation adjustment	71	-	-	71
Balance, June 30, 2011:
Goodwill	596,605	27,178	148,506	772,289
Accumulated impairment charges	(20,000)	-	-	(20,000)
	$576,605	$27,178	$148,506	$752,289

Other non-current assets
Other non-current assets – Other non-current assets were comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Contract acquisition costs	$50,411	$57,476
Deferred advertising costs	14,859	15,832
Other	22,410	20,939
Other non-current assets	$87,680	$94,247

Changes in contract acquisition costs
See Note 16 for a discussion of market risks related to contract acquisition costs. Changes in contract acquisition costs during the first six months of 2011 and 2010 were as follows:

	Six Months Ended June 30,
(in thousands)	2011	2010
Balance, beginning of year	$57,476	$45,701
Additions(1)	1,770	21,728
Amortization	(8,665)	(9,803)
Write-off	-	(143)
Other	(170)	-
Balance, end of period	$50,411	$57,483

(1) Contract acquisition costs are accrued upon contract execution. Cash payments made for contract acquisition costs were  $5,615 for the six months ended June 30, 2011 and  $10,689 for the six months ended June 30, 2010

Accrued liabilities
Accrued liabilities – Accrued liabilities were comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Funds held for customers	$43,067	$35,475
Customer rebates	19,885	19,201
Employee profit sharing/cash bonus and pension	16,039	34,109
Wages, including vacation	8,911	5,898
Interest	8,740	5,227
Contract acquisition costs due within one year	4,905	8,550
Restructuring due within one year (see Note 9)	4,825	6,435
Other	27,106	29,139
Accrued liabilities	$133,478	$144,034

Earnings per share (Tables)	6 Months Ended
Jun. 30, 2011
Earnings per share [Abstract]
Earnings per share
The following table reflects the calculation of basic and diluted earnings per share from continuing operations. During each period, certain options, as noted below, were excluded from the calculation of diluted earnings per share because their effect would have been antidilutive.

	Quarter Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2011	2010	2011	2010
Earnings per share – basic:
Income from continuing operations	$35,473	$33,614	$68,029	$67,398
Income allocated to participating securities	(211)	(173)	(325)	(360)
Income available to common shareholders	$35,262	$33,441	$67,704	$67,038

Weighted-average shares outstanding	51,175	51,163	51,221	51,100
Earnings per share – basic	$0.69	$0.65	$1.32	$1.31

Earnings per share – diluted:
Income from continuing operations	$35,473	$33,614	$68,029	$67,398
Income allocated to participating securities	(98)	(173)	(160)	(360)
Re-measurement of share-based awards classified as liabilities	(23)	(4)	13	51
Income available to common shareholders	$35,352	$33,437	$67,882	$67,089

Weighted-average shares outstanding	51,175	51,163	51,221	51,100
Dilutive impact of potential common shares	513	222	489	200
Weighted-average shares and potential dilutive shares outstanding	51,688	51,385	51,710	51,300

Earnings per share – diluted	$0.68	$0.65	$1.31	$1.31

Antidilutive options excluded from calculation	1,449	2,343	1,449	2,343

Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2011
Derivative financial instruments [Abstract]
Interest rate swaps
Information regarding the interest rate swaps as of June 30, 2011 is as follows:

(in thousands)	Notional amount	Fair value of interest rate swaps	Increase in debt due to fair value adjustment
Fair value hedge related to long-term debt due in 2012	$84,847	$2,043	$1,383
Fair value hedge related to long-term debt due in 2014	198,000	591	499
Total fair value hedges	$282,847	$2,634	$1,882

Information regarding the interest rate swaps as of December 31, 2010 is as follows:

(in thousands)	Notional amount	Fair value of interest rate swaps	Increase in debt due to fair value adjustment
Fair value hedge related to long-term debt due in 2012	$210,000	$5,456	$4,879
Fair value hedge related to long-term debt due in 2014	-	-	-
Total fair value hedges	$210,000	$5,456	$4,879

Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2011
Fair value measurements [Abstract]
Gain (loss) from derivatives
Changes in the fair value of the interest rate swaps, as well as changes in the fair value of the hedged debt, are included in interest expense in the consolidated statements of income and were as follows:

	Quarter Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Gain (loss) from derivatives	$771	$2,507	$(274)	$4,969
Loss from change in fair value of hedged debt	(928)	(2,355)	(323)	(4,643)
Net (increase) decrease in interest expense	$(157)	$152	$(597)	$326

Recurring fair value measurements
Information regarding recurring fair value measurements completed during each period was as follows:

		Fair value measurements using
(in thousands)	Fair value as of June 30, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,717	$-	$10,717	$-
Marketable securities – corporate investments	2,110	-	2,110	-
Long-term investment in mutual funds	2,375	2,375	-	-
Derivative assets	2,634	-	2,634	-

		Fair value measurements using
(in thousands)	Fair value as of December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,249	$-	$10,249	$-
Marketable securities – corporate investments	2,029	-	2,029	-
Long-term investment in mutual funds	2,283	2,283	-	-
Derivative assets	5,456	-	5,456	-

Fair value measurements of other financial instruments
The estimated fair values of these financial instruments were as follows:

	June 30, 2011		December 31, 2010
(in thousands)	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	$17,626	$17,626	$17,383	$17,383
Cash and cash equivalents – funds held for customers	32,687	32,687	25,471	25,471
Short-term debt	13,000	13,000	7,000	7,000
Long-term debt	739,966	748,849	748,122	751,978

Restructuring charges (Tables)	6 Months Ended
Jun. 30, 2011
Restructuring charges [Abstract]
Components of net restructuring charges
Net restructuring charges for each period consisted of the following components:

	Quarter Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Severance accruals	$2,027	$2,526	$2,823	$3,207
Severance reversals	(171)	(732)	(909)	(1,552)
Operating lease obligations	-	-	-	415
Operating lease reversals	-	(308)	-	(308)
Net restructuring accruals	1,856	1,486	1,914	1,762
Other costs	2,748	607	4,164	709
Net restructuring charges	$4,604	$2,093	$6,078	$2,471

Schedule of restructuring accruals, by company initiative
As of June 30, 2011, our restructuring accruals, by company initiative, were as follows:

(in thousands)	2008 initiatives	2009 initiatives	2010 initiatives	2011 initiatives	Total
Balance, December 31, 2010	$117	$652	$6,029	$-	$6,798
Restructuring charges	-	-	74	2,749	2,823
Restructuring reversals	(11)	(55)	(837)	(6)	(909)
Payments, primarily severance	(76)	(335)	(2,700)	(597)	(3,708)
Balance, June 30, 2011	$30	$262	$2,566	$2,146	$5,004

Cumulative amounts:
Restructuring charges	$27,545	$11,015	$9,714	$2,749	$51,023
Restructuring reversals	(5,881)	(1,668)	(1,101)	(6)	(8,656)
Payments, primarily severance	(21,634)	(9,085)	(6,047)	(597)	(37,363)
Balance, June 30, 2011	$30	$262	$2,566	$2,146	$5,004

Schedule of restructuring accruals, by segment
As of June 30, 2011, the components of our restructuring accruals, by segment, were as follows:

	Employee severance benefits				Operating lease obligations
(in thousands)	Small Business Services	Financial Services	Direct Checks	Corporate	Small Business Services	Direct Checks	Total
Balance, December 31, 2010	$1,248	$1,954	$252	$2,616	$236	$492	$6,798
Restructuring charges	366	1,205	79	1,173	-	-	2,823
Restructuring reversals	(579)	(164)	(14)	(152)	-	-	(909)
Inter-segment transfer	16	234	2	(252)	-	-	-
Payments	(647)	(1,047)	(184)	(1,627)	(101)	(102)	(3,708)
Balance, June 30, 2011	$404	$2,182	$135	$1,758	$135	$390	$5,004

Cumulative amounts(1):
Restructuring charges	$14,376	$7,906	$2,898	$23,524	$1,810	$509	$51,023
Restructuring reversals	(2,346)	(998)	(139)	(4,780)	(393)	-	(8,656)
Inter-segment transfer	805	619	63	(1,487)	-	-	-
Payments	(12,431)	(5,345)	(2,687)	(15,499)	(1,282)	(119)	(37,363)
Balance, June 30, 2011	$404	$2,182	$135	$1,758	$135	$390	$5,004

(1) Includes accruals related to our cost reduction initiatives for 2008 through 2011.

Pension and other postretirement benefits (Tables)	6 Months Ended
Jun. 30, 2011
Pension and other postretirement benefits [Abstract]
Components of net periodic benefit expense
Pension and postretirement benefit expense for the quarters ended June 30, 2011 and 2010 consisted of the following components:

	Postretirement benefit plan		Pension plan
(in thousands)	2011	2010	2011	2010
Interest cost	$1,667	$1,820	$41	$45
Expected return on plan assets	(1,963)	(1,806)	-	-
Amortization of prior service credit	(936)	(936)	-	-
Amortization of net actuarial losses	1,354	1,352	-	-
Total periodic benefit expense	$122	$430	$41	$45

Pension and postretirement benefit expense for the six months ended June 30, 2011 and 2010 consisted of the following components:

	Postretirement benefit plan		Pension plan
(in thousands)	2011	2010	2011	2010
Interest cost	$3,334	$3,641	$82	$90
Expected return on plan assets	(3,926)	(3,613)	-	-
Amortization of prior service credit	(1,871)	(1,871)	-	-
Amortization of net actuarial losses	2,708	2,703	-	-
Total periodic benefit expense	$245	$860	$82	$90

Debt (Tables)	6 Months Ended
Jun. 30, 2011
Debt [Abstract]
Debt
Total debt outstanding was comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
5.0% senior, unsecured notes due December 15, 2012, net of discount, including cumulative change in fair value of hedged debt: 2011 - $1,383 increase; 2010 - $4,879 increase	$86,152	$284,843
5.125% senior, unsecured notes due October 1, 2014, net of discount, including cumulative change in fair value of hedged debt: 2011 - $499 increase	253,814	263,279
7.375% senior notes due June 1, 2015	200,000	200,000
7.0% senior notes due March 15, 2019	200,000	-
Long-term portion of debt	739,966	748,122
Amounts drawn on credit facility	13,000	7,000
Total debt	$752,966	$755,122

Credit facility
The daily average amount outstanding under our credit facility during the six months ended June 30, 2011 was  $11.8 million at a weighted-average interest rate of 3.01%. As of June 30, 2011,  $13.0 million outstanding under our credit facility at a weighted-average interest rate of 3.30%. During 2010, the daily average amount outstanding under our credit facility was  $50.0 million at a weighted-average interest rate of 3.20%. As of December 31, 2010,  $7.0 million was outstanding at a weighted-average interest rate of 5.25%. As of June 30, 2011, amounts were available for borrowing under our credit facility as follows:

(in thousands)	Total available
Credit facility commitment	$200,000
Amounts drawn on credit facility	(13,000)
Outstanding letters of credit	(8,762)
Net available for borrowing as of June 30, 2011	$178,238

Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2011
Shareholders' equity [Abstract]
Shareholders' equity
Changes in shareholders' equity during the six months ended June 30, 2011 were as follows:

	Common shares		Additional		Accumulated other	Total
(in thousands)	Number of shares	Par value	paid-in capital	Retained earnings	comprehensive loss	shareholders' equity
Balance, December 31, 2010	51,338	$51,338	$62,915	$161,957	$(50,012)	$226,198
Net income	-	-	-	68,029	-	68,029
Cash dividends	-	-	-	(25,663)	-	(25,663)
Common shares issued	423	423	6,371	-	-	6,794
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)	-	-	4,300	-	-	4,300
Tax impact of share-based awards	-	-	279	-	-	279
Common shares repurchased	(673)	(673)	(17,313)			(17,986)
Other common shares retired	(62)	(62)	(1,553)	-	-	(1,615)
Fair value of share-based compensation	-	-	2,856	-	-	2,856
Amortization of postretirement prior service credit, net of tax	-	-	-	-	(1,165)	(1,165)
Amortization of postretirement net actuarial losses, net of tax	-	-	-	-	1,685	1,685
Amortization of loss on derivatives, net of tax(1)	-	-	-	-	1,035	1,035
Net unrealized gain on marketable securities, net of tax	-	-	-	-	10	10
Currency translation adjustment	-	-	-	-	886	886
Balance, June 30, 2011	51,026	$51,026	$57,855	$204,323	$(47,561)	$265,643

(1) Relates to interest rate locks executed in 2004 and 2002. See “Note 6: Derivative financial instruments” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.

Accumulated other comprehensive loss
Accumulated other comprehensive loss was comprised of the following:

(in thousands)	June 30, 2011	December 31, 2010
Postretirement and defined benefit pension plans:
Unrealized prior service credit	$14,486	$15,651
Unrealized net actuarial losses	(66,658)	(68,343)
Postretirement and defined benefit pension plans, net of tax	(52,172)	(52,692)
Loss on derivatives, net of tax	(3,487)	(4,522)
Unrealized gain on marketable securities, net of tax	23	13
Currency translation adjustment	8,075	7,189
Accumulated other comprehensive loss	$(47,561)	$(50,012)

Business segment information (Tables)	6 Months Ended
Jun. 30, 2011
Business segment information [Abstract]
Business Segment
The following is our segment information as of and for the quarters ended June 30, 2011 and 2010:

		Reportable Business Segments
(in thousands)		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$203,156	$86,656	$56,462	$-	$346,274
	2010	193,165	98,248	56,583	-	347,996
Operating income:	2011	34,329	13,214	16,443	-	63,986
	2010	30,476	20,032	12,712	-	63,220
Depreciation and amortization	2011	11,398	3,412	4,130	-	18,940
expense:	2010	11,693	3,068	5,076	-	19,837
Total assets:	2011	778,740	96,847	173,928	285,461	1,334,976
	2010	778,017	68,335	185,380	305,177	1,336,909
Capital asset purchases:	2011	-	-	-	10,874	10,874
	2010	-	-	-	11,267	11,267

The following is our segment information as of and for the six months ended June 30, 2011 and 2010:

		Reportable Business Segments
(in thousands)		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$403,159	$174,670	$118,197	$-	$696,026
	2010	385,491	199,693	97,932	-	683,116
Operating income:	2011	70,099	28,911	32,431	-	131,441
	2010	59,545	44,021	28,609	-	132,175
Depreciation and amortization	2011	22,533	6,165	9,985	-	38,683
expense:	2010	23,131	5,969	6,184	-	35,284
Total assets:	2011	778,740	96,847	173,928	285,461	1,334,976
	2010	778,017	68,335	185,380	305,177	1,336,909
Capital asset purchases:	2011	-	-	-	19,296	19,296
	2010	-	-	-	21,066	21,066

Supplemental Guarantor Financial Information (Tables)	6 Months Ended
Jun. 30, 2011
Supplemental guarantor financial information [Abstract]
Condensed consolidating balance sheet
Deluxe Corporation
Condensed Consolidating Balance Sheet

	June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$585	$1,208	$15,833	$-	$17,626
Trade accounts receivable, net	-	49,564	15,613	-	65,177
Inventories and supplies	-	19,198	2,161	-	21,359
Deferred income taxes	2,266	6,126	232	-	8,624
Funds held for customers	-	-	43,404	-	43,404
Other current assets	12,222	10,950	3,814	-	26,986
Total current assets	15,073	87,046	81,057	-	183,176
Long-term Investments	35,592	2,696	-	-	38,288
Property, Plant and Equipment, net	-	99,847	17,234	-	117,081
Assets Held for Sale	-	3,937	-	-	3,937
Intangibles, net	-	148,871	3,654	-	152,525
Goodwill	-	750,218	2,071	-	752,289
Investments In Consolidated Subsidiaries	1,071,813	11,418	-	(1,083,231)	-
Intercompany (Payable) Receivable	(108,339)	154,446	(46,107)	-	-
Other Non-Current Assets	12,105	63,552	12,023	-	87,680
Total assets	$1,026,244	$1,322,031	$69,932	$(1,083,231)	$1,334,976

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$10,865	$46,325	$4,632	$-	$61,822
Accrued liabilities	13,925	71,479	48,074	-	133,478
Short-term debt	13,000	-	-	-	13,000
Total current liabilities	37,790	117,804	52,706	-	208,300
Long-Term Debt	739,966	-	-	-	739,966
Deferred Income Taxes	(21,645)	68,473	2,768	-	49,596
Other Non-Current Liabilities	4,490	63,941	3,040	-	71,471
Total Shareholders' Equity	265,643	1,071,813	11,418	(1,083,231)	265,643
Total liabilities and shareholders' equity	$1,026,244	$1,322,031	$69,932	$(1,083,231)	$1,334,976

Deluxe Corporation
Condensed Consolidating Balance Sheet

	December 31, 2010
(in thousands)	Deluxe orporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$3,197	$683	$13,503	$-	$17,383
Trade accounts receivable, net	-	53,679	12,792	-	66,471
Inventories and supplies	-	19,350	2,310	-	21,660
Deferred income taxes	2,854	6,303	233	-	9,390
Funds held for customers	-	-	35,720	-	35,720
Other current assets	9,463	8,047	3,103	-	20,613
Total current assets	15,514	88,062	67,661	-	171,237
Long-term Investments	34,905	2,427	78		37,410
Property, Plant and Equipment, net	-	102,427	17,794	-	120,221
Assets Held for Sale	-	4,527	-	-	4,527
Intangibles, net	-	151,512	3,600	-	155,112
Goodwill	-	723,938	1,999	-	725,937
Investments In Consolidated Subsidiaries	986,484	615	-	(987,099)	-
Intercompany (Payable) Receivable	(68,348)	114,299	(45,951)	-	-
Other Non-Current Assets	12,337	71,032	10,878	-	94,247
Total assets	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$11,697	$42,798	$5,983	$-	$60,478
Accrued liabilities	9,440	92,038	42,556	-	144,034
Short-term debt	7,000	-	-	-	7,000
Total current liabilities	28,137	134,836	48,539	-	211,512
Long-Term Debt	748,122	-	-	-	748,122
Deferred Income Taxes	(25,898)	68,794	3,856	-	46,752
Other Non-Current Liabilities	4,333	68,725	3,049	-	76,107
Total Shareholders' Equity	226,198	986,484	615	(987,099)	226,198
Total liabilities and shareholders' equity	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

Condensed consolidating statement of income
Deluxe Corporation
Condensed Consolidating Statement of Income

	Quarter Ended June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$2,128	$310,901	$68,389	$(35,144)	$346,274
Total cost of goods sold	-	111,595	39,925	(30,833)	120,687
Gross Profit	2,128	199,306	28,464	(4,311)	225,587

Selling, general and administrative expense, including net restructuring charges	2,333	141,051	22,528	(4,311)	161,601
Operating (Loss) Income	(205)	58,255	5,936	-	63,986

Interest expense	(12,006)	(3,079)	(431)	3,462	(12,054)
Other income (expense)	3,057	127	209	(3,462)	(69)
(Loss) Income Before Income Taxes	(9,154)	55,303	5,714	-	51,863

Income tax (benefit) provision	(4,209)	19,864	735	-	16,390
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(4,945)	35,439	4,979	-	35,473

Equity In Earnings Of Consolidated Subsidiaries	40,418	4,979	-	(45,397)	-
Income From Continuing Operations	35,473	40,418	4,979	(45,397)	35,473

Net Loss From Discontinued Operations	-	-	-	-	-
Net Income	$35,473	$40,418	$4,979	$(45,397)	$35,473

Deluxe Corporation
Condensed Consolidating Statement of Income

	Quarter Ended June 30, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$2,329	$315,038	$66,634	$(36,005)	$347,996
Total cost of goods sold	-	113,571	39,984	(31,615)	121,940
Gross Profit	2,329	201,467	26,650	(4,390)	226,056

Selling, general and administrative expense, including net restructuring charges	2,030	141,757	23,439	(4,390)	162,836
Operating Income	299	59,710	3,211	-	63,220

Interest expense	(11,477)	(2,230)	(337)	2,536	(11,508)
Other income (expense)	2,389	203	(1,100)	(2,536)	(1,044)
(Loss) Income Before Income Taxes	(8,789)	57,683	1,774	-	50,668

Income tax (benefit) provision	(4,638)	21,057	635	-	17,054
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(4,151)	36,626	1,139	-	33,614

Equity In Earnings Of Consolidated Subsidiaries	37,765	1,139	-	(38,904)	-
Income From Continuing Operations	33,614	37,765	1,139	(38,904)	33,614

Net Loss From Discontinued Operations	-	-	-	-	-
Net Income	$33,614	$37,765	$1,139	$(38,904)	$33,614

Deluxe Corporation
Condensed Consolidating Statement of Income

	Six Months Ended June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$4,256	$624,496	$139,836	$(72,562)	$696,026
Total cost of goods sold	-	222,941	81,559	(63,651)	240,849
Gross Profit	4,256	401,555	58,277	(8,911)	455,177

Selling, general and administrative expense, including net restructuring charges	6,784	280,578	45,395	(8,911)	323,846
Net gain on sale of facility	-	(110)	-	-	(110)
Operating (Loss) Income	(2,528)	121,087	12,882	-	131,441

Loss on early debt extinguishment	(6,995)	-	-	-	(6,995)
Interest expense	(24,011)	(5,256)	(725)	5,900	(24,092)
Other income	4,820	587	579	(5,900)	86
(Loss) Income Before Income Taxes	(28,714)	116,418	12,736	-	100,440

Income tax (benefit) provision	(12,311)	41,816	2,906	-	32,411
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(16,403)	74,602	9,830	-	68,029

Equity In Earnings Of Consolidated Subsidiaries	84,432	9,830	-	(94,262)	-
Income From Continuing Operations	68,029	84,432	9,830	(94,262)	68,029

Net Loss From Discontinued Operations	-	-	-	-	-
Net Income	$68,029	$84,432	$9,830	$(94,262)	$68,029

Deluxe Corporation
Condensed Consolidating Statement of Income

	Six Months Ended June 30, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$4,657	$616,731	$136,663	$(74,935)	$683,116
Total cost of goods sold	-	223,845	82,500	(66,042)	240,303
Gross Profit	4,657	392,886	54,163	(8,893)	442,813

Selling, general and administrative expense, including net restructuring charges	2,259	268,946	48,326	(8,893)	310,638
Operating Income	2,398	123,940	5,837	-	132,175

Interest expense	(21,999)	(3,374)	(526)	3,856	(22,043)
Other income (expense)	2,917	84	(545)	(3,856)	(1,400)
(Loss) Income Before Income Taxes	(16,684)	120,650	4,766	-	108,732

Income tax (benefit) provision	(4,076)	43,649	1,761	-	41,334
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(12,608)	77,001	3,005	-	67,398

Equity In Earnings Of Consolidated Subsidiaries	79,607	3,005	-	(82,612)	-
Income From Continuing Operations	66,999	80,006	3,005	(82,612)	67,398

Net Loss From Discontinued Operations	-	(399)	-	-	(399)
Net Income	$66,999	$79,607	$3,005	$(82,612)	$66,999

Condensed consolidating statement of cash flows
Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Six Months Ended June 30, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash (Used) Provided By Operating Activities of Continuing Operations	$(851)	$101,313	$3,720	$104,182

Cash Flows From Investing Activities:
Purchases of capital assets	-	(18,791)	(505)	(19,296)
Payments for acquisitions, net of cash acquired	-	(35,000)	-	(35,000)
Other	(170)	683	(1,527)	(1,014)
Net cash used by investing activities of continuing operations	(170)	(53,108)	(2,032)	(55,310)

Cash Flows From Financing Activities:
Net proceeds from short-term debt	6,000	-	-	6,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)	-	-	(215,030)
Proceeds from issuing long-term debt	200,000	-	-	200,000
Payments for debt issue costs	(3,429)	-	-	(3,429)
Change in book overdrafts	(765)	(140)	-	(905)
Proceeds from issuing shares under employee plans	6,514	-	-	6,514
Excess tax benefit from share-based employee awards	1,313	-	-	1,313
Payments for common shares repurchased	(17,986)	-	-	(17,986)
Cash dividends paid to shareholders	(25,663)	-	-	(25,663)
Advances from (to) consolidated subsidiaries	47,455	(47,540)	85	-
Net cash (used) provided by financing activities of continuing operations	(1,591)	(47,680)	85	(49,186)

Effect Of Exchange Rate Change on Cash	-	-	557	557

Net Change In Cash And Cash Equivalents	(2,612)	525	2,330	243
Cash And Cash Equivalents: Beginning Of Period	3,197	683	13,503	17,383
End Of Period	$585	$1,208	$15,833	$17,626

Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Six Months Ended June 30, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash (Used) Provided By Operating Activities of Continuing Operations	$(6,242)	$77,196	$(415)	$70,539

Cash Flows From Investing Activities:
Purchases of capital assets	-	(20,618)	(448)	(21,066)
Payments for acquisitions, net of cash acquired	-	(98,621)	-	(98,621)
Proceeds from life insurance policies	5,782	-	-	5,782
Proceeds from sales of marketable securities	-	-	1,970	1,970
Other	(1,673)	(141)	(4)	(1,818)
Net cash provided (used) by investing activities of continuing operations	4,109	(119,380)	1,518	(113,753)

Cash Flows From Financing Activities:
Net proceeds from short-term debt	73,000	-	-	73,000
Payments for debt issue costs	(2,324)	-	-	(2,324)
Change in book overdrafts	(879)	(60)	-	(939)
Proceeds from issuing shares under employee plans	1,600	-	-	1,600
Excess tax benefit from share-based employee awards	471	-	-	471
Cash dividends paid to shareholders	(25,696)	-	-	(25,696)
Advances (to) from consolidated subsidiaries	(43,236)	42,293	943	-
Net cash provided by financing activities of continuing operations	2,936	42,233	943	46,112

Effect Of Exchange Rate Change on Cash	-	-	(174)	(174)

Net Change In Cash And Cash Equivalents	803	49	1,872	2,724
Cash And Cash Equivalents: Beginning Of Period	2,725	497	9,567	12,789
End Of Period	$3,528	$546	$11,439	$15,513

Supplemental balance sheet information (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010		Dec. 31, 2010
Inventories and supplies [Abstract]
Raw materials	$ 5,058,000			$ 5,058,000				$ 4,879,000
Semi-finished goods	8,383,000			8,383,000				8,393,000
Finished goods	4,867,000			4,867,000				5,083,000
Supplies, primarily production	3,051,000			3,051,000				3,305,000
Inventories and supplies	21,359,000			21,359,000				21,660,000
Marketable securities [Abstract]
Cost	12,790,000	[1]		12,790,000	[1]			12,255,000	[2]
Gross unrealized gains	37,000	[1]		37,000	[1]			23,000	[2]
Gross unrealized losses	0	[1]		0	[1]			0	[2]
Total marketable securities	12,827,000	[1]		12,827,000	[1]			12,278,000	[2]
Expected maturities of available-for-sale securities [Abstract]
Due in one year or less	7,388,000			7,388,000
Due in one to three years	859,000			859,000
Due in three to five years	2,166,000			2,166,000
Due after five years	2,414,000			2,414,000
Total marketable securities	12,827,000	[1]		12,827,000	[1]			12,278,000	[2]
Indefinite-Lived:
Accumulated amortization	(442,158,000)			(442,158,000)				(413,412,000)
Amortizable Intangibles:
Gross carrying amount	575,583,000			575,583,000				549,424,000
Accumulated amortization	(442,158,000)			(442,158,000)				(413,412,000)
Net carrying amount	133,425,000			133,425,000				136,012,000
Total intangibles, gross carrying amount	594,683,000			594,683,000				568,524,000
Total intangibles, accumulated amortization	(442,158,000)			(442,158,000)				(413,412,000)
Total intangibles, net carrying amount	152,525,000			152,525,000				155,112,000
Total amortization of intangibles	13,500,000		14,300,000	28,100,000		24,700,000
Estimated future amortization expense [Abstract]
Remainder of 2011				20,416,000
2012				28,420,000
2013				18,198,000
2014				8,731,000
2015				5,479,000
Goodwill [Abstract]
Goodwill, Gross	772,289,000			772,289,000				745,937,000
Accumulated impairment charges	(20,000,000)			(20,000,000)				(20,000,000)
Goodwill, Net	752,289,000			752,289,000				725,937,000
Acquisition of Banker's Dashboard, LLC (see Note 5)				26,281,000
Currency translation adjustment				71,000
Other non-current assets [Abstract]
Contract acquisition costs	50,411,000		57,483,000	50,411,000		57,483,000
Deferred advertising costs	14,859,000			14,859,000				15,832,000
Other	22,410,000			22,410,000				20,939,000
Other non-current assets	87,680,000			87,680,000				94,247,000
Contract acquisition costs [Abstract]
Balance, beginning of year				57,476,000		45,701,000
Additions				1,770,000	[3]	21,728,000	[3]
Amortization				(8,665,000)		(9,803,000)
Write-off				0		(143,000)
Other				(170,000)		0
Balance, end of period	50,411,000		57,483,000	50,411,000		57,483,000
Accrued liabilities [Abstract]
Funds held for customers	43,067,000			43,067,000				35,475,000
Customer rebates	19,885,000			19,885,000				19,201,000
Employee profit sharing/cash bonus and pension	16,039,000			16,039,000				34,109,000
Wages, including vacation	8,911,000			8,911,000				5,898,000
Interest	8,740,000			8,740,000				5,227,000
Contract acquisition costs due within one year	4,905,000			4,905,000				8,550,000
Restructuring due within one year (see Note 9 )	4,825,000			4,825,000				6,435,000
Other	27,106,000			27,106,000				29,139,000
Accrued liabilities	133,478,000			133,478,000				144,034,000
Cash payments made for contract acquisition				5,615,000		10,689,000
Cash and cash equivalents [Abstract]
Funds held for customers, cash and cash equivalents	32,687,000			32,687,000				25,471,000
Corporate Investments [Member] | Money Market Funds [Member]
Marketable securities [Abstract]
Cost	2,110,000			2,110,000				2,029,000	[2]
Gross unrealized gains	0			0				0	[2]
Gross unrealized losses	0			0				0	[2]
Total marketable securities	2,110,000			2,110,000				2,029,000	[2]
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	2,110,000			2,110,000				2,029,000	[2]
Funds Held For Customers [Member]
Marketable securities [Abstract]
Cost	10,680,000	[1]		10,680,000	[1]			10,226,000	[2]
Gross unrealized gains	37,000	[1]		37,000	[1]			23,000	[2]
Gross unrealized losses	0	[1]		0	[1]			0	[2]
Total marketable securities	10,717,000	[1]		10,717,000	[1]			10,249,000	[2]
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	10,717,000	[1]		10,717,000	[1]			10,249,000	[2]
Funds Held For Customers [Member] | Canadian And Provincial Government Securities [Member]
Marketable securities [Abstract]
Cost	5,403,000	[1]		5,403,000	[1]			5,148,000	[2]
Gross unrealized gains	37,000	[1]		37,000	[1]			23,000	[2]
Gross unrealized losses	0	[1]		0	[1]			0	[2]
Total marketable securities	5,440,000	[1]		5,440,000	[1]			5,171,000	[2]
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	5,440,000	[1]		5,440,000	[1]			5,171,000	[2]
Funds Held For Customers [Member] | Money Market Funds [Member]
Marketable securities [Abstract]
Cost	5,277,000	[1]		5,277,000	[1]			5,078,000	[2]
Gross unrealized gains	0	[1]		0	[1]			0	[2]
Gross unrealized losses	0	[1]		0	[1]			0	[2]
Total marketable securities	5,277,000	[1]		5,277,000	[1]			5,078,000	[2]
Expected maturities of available-for-sale securities [Abstract]
Total marketable securities	5,277,000	[1]		5,277,000	[1]			5,078,000	[2]
Trade Name [Member]
Indefinite-Lived:
Gross carrying amount	19,100,000			19,100,000				19,100,000
Accumulated amortization	0			0				0
Net carrying amount	19,100,000			19,100,000				19,100,000
Amortizable Intangibles:
Accumulated amortization	0			0				0
Total intangibles, accumulated amortization	0			0				0
Internal-use software [Member]
Indefinite-Lived:
Accumulated amortization	(330,382,000)			(330,382,000)				(314,267,000)
Amortizable Intangibles:
Gross carrying amount	391,325,000			391,325,000				378,269,000
Accumulated amortization	(330,382,000)			(330,382,000)				(314,267,000)
Net carrying amount	60,943,000			60,943,000				64,002,000
Total intangibles, accumulated amortization	(330,382,000)			(330,382,000)				(314,267,000)
Customer lists/relationships [Member]
Indefinite-Lived:
Accumulated amortization	(53,072,000)			(53,072,000)				(43,660,000)
Amortizable Intangibles:
Gross carrying amount	82,138,000			82,138,000				72,292,000
Accumulated amortization	(53,072,000)			(53,072,000)				(43,660,000)
Net carrying amount	29,066,000			29,066,000				28,632,000
Total intangibles, accumulated amortization	(53,072,000)			(53,072,000)				(43,660,000)
Distributor contracts [Member]
Indefinite-Lived:
Accumulated amortization	(27,297,000)			(27,297,000)				(26,396,000)
Amortizable Intangibles:
Gross carrying amount	30,900,000			30,900,000				30,900,000
Accumulated amortization	(27,297,000)			(27,297,000)				(26,396,000)
Net carrying amount	3,603,000			3,603,000				4,504,000
Total intangibles, accumulated amortization	(27,297,000)			(27,297,000)				(26,396,000)
Trade Names [Member]
Indefinite-Lived:
Accumulated amortization	(23,820,000)			(23,820,000)				(22,009,000)
Amortizable Intangibles:
Gross carrying amount	61,561,000			61,561,000				59,361,000
Accumulated amortization	(23,820,000)			(23,820,000)				(22,009,000)
Net carrying amount	37,741,000			37,741,000				37,352,000
Total intangibles, accumulated amortization	(23,820,000)			(23,820,000)				(22,009,000)
Other Intangible Assets [Member]
Indefinite-Lived:
Accumulated amortization	(7,587,000)			(7,587,000)				(7,080,000)
Amortizable Intangibles:
Gross carrying amount	9,659,000			9,659,000				8,602,000
Accumulated amortization	(7,587,000)			(7,587,000)				(7,080,000)
Net carrying amount	2,072,000			2,072,000				1,522,000
Total intangibles, accumulated amortization	(7,587,000)			(7,587,000)				(7,080,000)
Small Business Services [Member]
Goodwill [Abstract]
Goodwill, Gross	596,605,000			596,605,000				596,534,000
Accumulated impairment charges	(20,000,000)			(20,000,000)				(20,000,000)
Goodwill, Net	576,605,000			576,605,000				576,534,000
Acquisition of Banker's Dashboard, LLC (see Note 5)				0
Currency translation adjustment				71,000
Financial Services [Member]
Goodwill [Abstract]
Goodwill, Gross	27,178,000			27,178,000				897,000
Accumulated impairment charges	0			0				0
Goodwill, Net	27,178,000			27,178,000				897,000
Acquisition of Banker's Dashboard, LLC (see Note 5)				26,281,000
Currency translation adjustment				0
Direct Checks [Member]
Goodwill [Abstract]
Goodwill, Gross	148,506,000			148,506,000				148,506,000
Accumulated impairment charges	0			0				0
Goodwill, Net	148,506,000			148,506,000				148,506,000
Acquisition of Banker's Dashboard, LLC (see Note 5)				0
Currency translation adjustment				$ 0

[1]	Funds held for customers, as reported on the consolidated balance sheet as of June 30, 2011, also included cash and cash equivalents of $32,687.
[2]	Funds held for customers, as reported on the consolidated balance sheet as of December 31, 2010, also included cash and cash equivalents of $25,471.
[3]	Contract acquisition costs are accrued upon contract execution. Cash payments made for contract acquisition costs were $5,615 for the six months ended June 30, 2011 and $10,689 for the six months ended June 30, 2010

Earnings per share (Details) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Earnings per share - basic: [Abstract]
Income from continuing operations	$ 35,473	$ 33,614	$ 68,029	$ 67,398
Income allocated to participating securities	(211)	(173)	(325)	(360)
Income available to common shareholders	35,262	33,441	67,704	67,038
Weighted-average shares outstanding (in shares)	51,175	51,163	51,221	51,100
Earnings per share - basic (in dollars per share)	$ 0.69	$ 0.65	$ 1.32	$ 1.31
Earnings per share - diluted: [Abstract]
Income from continuing operations	35,473	33,614	68,029	67,398
Income allocated to participating securities	(98)	(173)	(160)	(360)
Re-measurement of share-based awards classified as liabilities	(23)	(4)	13	51
Income available to common shareholders	$ 35,352	$ 33,437	$ 67,882	$ 67,089
Weighted-average shares outstanding (in shares)	51,175	51,163	51,221	51,100
Dilutive impact of potential common shares (in shares)	513	222	489	200
Weighted-average shares and potential dilutive shares outstanding (in shares)	51,688	51,385	51,710	51,300
Earnings per share - diluted (in dollars per share)	$ 0.68	$ 0.65	$ 1.31	$ 1.31
Antidilutive options excluded from calculation (in shares)	1,449	2,343	1,449	2,343

Acquisition (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Business Acquisition [Line Items]
Shares to be issues to the previous owners of Banker's Dashboard at future date (in shares)	193,498
Banker's Dashboard, LLC [Member]
Business Acquisition [Line Items]
Acquisition of the assets of Banker's Dashboard, LLC,	$ 39.7
Cash paid	35
Amount of shares of common stock plus related dividend equivalent payments issued	4.7
Shares to be issues to the previous owners of Banker's Dashboard at future date (in shares)	193,498
Tax deductible goodwill	26.3
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	9.3
Useful life (in years)	9
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 2.2
Useful life (in years)	8

Assets held for sale and discontinued operations (Details) (USD $) In Millions	6 Months Ended
Jun. 30, 2011
Discontinued Operations and Disposal Groups [Abstract]
Net cash proceeds from sale of long-lived assets	$ 0.7
Pre-tax gain on sale of long-lived assets	$ 0.1

Derivative financial instruments (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2007	Jun. 30, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount		$ 282,847,000	$ 210,000,000
Fair value of interest rate swaps		2,634,000	5,456,000
Increase in debt due to fair value adjustment		1,882,000	4,879,000
Amount of bonds retired	325,000,000
Fair value hedge related to long-term debt due in 2012 [Member]
Derivative [Line Items]
Notional amount		84,847,000	210,000,000
Fair value of interest rate swaps		2,043,000	5,456,000
Increase in debt due to fair value adjustment		1,383,000	4,879,000
Cash received on settlement		2,500,000
Amount of bonds retired		195,500,000
Term of bonds (in years)		10Y
Maturity date of debt		Dec 31, 2012
Fair value adjustment to hedged debt recognized in earnings at hedge termination		3,100,000
Accumulated fair value adjustment to hedged debt deferred at hedge termination		1,400,000
Fair value hedge related to long-term debt in 2014 [Member]
Derivative [Line Items]
Notional amount		198,000,000	0
Fair value of interest rate swaps		591,000	0
Increase in debt due to fair value adjustment		$ 499,000	$ 0

Fair value measurements (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Fair value measurements [Abstract]
Gain (loss) from derivatives	$ 771,000	$ 2,507,000	$ (274,000)	$ 4,969,000
Loss from change in fair value of hedged debt	(928,000)	(2,355,000)	(323,000)	(4,643,000)
Net (increase) decrease in interest expense	(157,000)	152,000	(597,000)	326,000
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment in mutual funds	2,375,000		2,375,000		2,283,000
Acquisition [Abstract]
Common stock to be issued (in shares)			193,498
Estimated fair value of stock consideration	4,300,000		4,300,000
Carrying amount of other financial instruments [Abstract]
Long-term debt - carrying value	739,966,000		739,966,000		748,122,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Carrying amount of other financial instruments [Abstract]
Cash and cash equivalents	17,626,000		17,626,000		17,383,000
Cash and cash equivalents - funds held for customers	32,687,000		32,687,000		25,471,000
Short-term debt	13,000,000		13,000,000		7,000,000
Long-term debt - carrying value	748,849,000		748,849,000		751,978,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	10,717,000		10,717,000		10,249,000
Marketable securities - corporate investments	2,110,000		2,110,000		2,029,000
Long-term investment in mutual funds	2,375,000		2,375,000		2,283,000
Derivative assets	2,634,000		2,634,000		5,456,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	0		0		0
Marketable securities - corporate investments	0		0		0
Long-term investment in mutual funds	2,375,000		2,375,000		2,283,000
Derivative assets	0		0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	10,717,000		10,717,000		10,249,000
Marketable securities - corporate investments	2,110,000		2,110,000		2,029,000
Long-term investment in mutual funds	0		0		0
Derivative assets	2,634,000		2,634,000		5,456,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	0		0		0
Marketable securities - corporate investments	0		0		0
Long-term investment in mutual funds	0		0		0
Derivative assets	0		0		0
Customer Lists [Member]
Acquisition [Abstract]
Fair value of intangible assets acquired	9,300,000		9,300,000
Useful life (in years)			9
Amortization method			accelerated method
Trade Names [Member]
Acquisition [Abstract]
Fair value of intangible assets acquired	2,200,000		2,200,000
Useful life (in years)			8
Amortization method			straight-line basis
Long-term investments [Member]
Recurring fair value measurements [Abstract]
Net unrealized gain on the investment in mutual funds	100,000		200,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Carrying amount of other financial instruments [Abstract]
Cash and cash equivalents	17,626,000		17,626,000		17,383,000
Cash and cash equivalents - funds held for customers	32,687,000		32,687,000		25,471,000
Short-term debt	13,000,000		13,000,000		7,000,000
Long-term debt - carrying value	$ 739,966,000		$ 739,966,000		$ 748,122,000

Restructuring charges (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010	Dec. 31, 2010
Restructuring charges [Abstract]
Severance accruals	$ 2,027,000		$ 2,526,000	$ 2,823,000		$ 3,207,000
Severance reversals	(171,000)		(732,000)	(909,000)		(1,552,000)
Operating lease obligations	0		0	0		415,000
Operating lease reversals	0		(308,000)	0		(308,000)
Net restructuring accruals	1,856,000		1,486,000	1,914,000		1,762,000
Other costs	2,748,000		607,000	4,164,000		709,000
Net restructuring charges	4,604,000		2,093,000	6,078,000		2,471,000
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	5,004,000			5,004,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				6,798,000
Restructuring charges				2,823,000
Restructuring reversals				(909,000)
Inter-segment transfer				0
Payments, primarily severance segment				(3,708,000)
Payments				(3,708,000)
Balance	5,004,000			5,004,000
Restructuring charges, cumulative amount	51,023,000	[1]		51,023,000	[1]
Restructuring reversals, cumulative amount	(8,656,000)	[1]		(8,656,000)	[1]
Inter-segment transfer, cumulative amount	0	[1]		0	[1]
Restructuring costs, payments, cumulative amount	(37,363,000)	[1]		(37,363,000)	[1]
Payments primarily severance, cumulative amount	(37,363,000)			(37,363,000)
Restructuring reserve, accrued liabilities	4,825,000			4,825,000			6,435,000
Relating to 2011 restructuring charges [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees included in severance accrual	70			90
Restructuring and related cost, cost of goods sold	500,000			600,000
Restructuring and related cost, net restructuring charges	4,100,000			5,500,000
Relating to 2010 restructuring charges [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees included in severance accrual	45			75
Restructuring and related cost, cost of goods sold	(100,000)			600,000
Restructuring and related cost, net restructuring charges	2,200,000			1,900,000
Restructuring accruals, Totals	5,000,000			5,000,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				6,800,000
Balance	5,000,000			5,000,000
Restructuring reserve, accrued liabilities	4,800,000			4,800,000			6,400,000
Restructuring reserve, noncurrent liabilities	200,000			200,000			400,000
Number of employees that have not started receiving severance benefits				220
Fiscal 2008 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	30,000			30,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				117,000
Restructuring charges				0
Restructuring reversals				(11,000)
Payments, primarily severance segment				(76,000)
Payments				(76,000)
Balance	30,000			30,000
Restructuring charges, cumulative amount	27,545,000			27,545,000
Restructuring reversals, cumulative amount	(5,881,000)			(5,881,000)
Payments primarily severance, cumulative amount	(21,634,000)			(21,634,000)
Fiscal 2009 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	262,000			262,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				652,000
Restructuring charges				0
Restructuring reversals				(55,000)
Payments, primarily severance segment				(335,000)
Payments				(335,000)
Balance	262,000			262,000
Restructuring charges, cumulative amount	11,015,000			11,015,000
Restructuring reversals, cumulative amount	(1,668,000)			(1,668,000)
Payments primarily severance, cumulative amount	(9,085,000)			(9,085,000)
Fiscal 2010 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	2,566,000			2,566,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				6,029,000
Restructuring charges				74,000
Restructuring reversals				(837,000)
Payments, primarily severance segment				(2,700,000)
Payments				(2,700,000)
Balance	2,566,000			2,566,000
Restructuring charges, cumulative amount	9,714,000			9,714,000
Restructuring reversals, cumulative amount	(1,101,000)			(1,101,000)
Payments primarily severance, cumulative amount	(6,047,000)			(6,047,000)
Fiscal 2011 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	2,146,000			2,146,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				0
Restructuring charges				2,749,000
Restructuring reversals				(6,000)
Payments, primarily severance segment				(597,000)
Payments				(597,000)
Balance	2,146,000			2,146,000
Restructuring charges, cumulative amount	2,749,000			2,749,000
Restructuring reversals, cumulative amount	(6,000)			(6,000)
Payments primarily severance, cumulative amount	(597,000)			(597,000)
Small Business Services [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	404,000			404,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				1,248,000
Restructuring charges				366,000
Restructuring reversals				(579,000)
Inter-segment transfer				16,000
Payments, primarily severance segment				(647,000)
Payments				(647,000)
Balance	404,000			404,000
Restructuring charges, cumulative amount	14,376,000	[1]		14,376,000	[1]
Restructuring reversals, cumulative amount	(2,346,000)	[1]		(2,346,000)	[1]
Inter-segment transfer, cumulative amount	805,000	[1]		805,000	[1]
Restructuring costs, payments, cumulative amount	(12,431,000)	[1]		(12,431,000)	[1]
Financial Services [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	2,182,000			2,182,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				1,954,000
Restructuring charges				1,205,000
Restructuring reversals				(164,000)
Inter-segment transfer				234,000
Payments, primarily severance segment				(1,047,000)
Payments				(1,047,000)
Balance	2,182,000			2,182,000
Restructuring charges, cumulative amount	7,906,000	[1]		7,906,000	[1]
Restructuring reversals, cumulative amount	(998,000)	[1]		(998,000)	[1]
Inter-segment transfer, cumulative amount	619,000	[1]		619,000	[1]
Restructuring costs, payments, cumulative amount	(5,345,000)	[1]		(5,345,000)	[1]
Direct Checks [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	135,000			135,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				252,000
Restructuring charges				79,000
Restructuring reversals				(14,000)
Inter-segment transfer				2,000
Payments, primarily severance segment				(184,000)
Payments				(184,000)
Balance	135,000			135,000
Restructuring charges, cumulative amount	2,898,000	[1]		2,898,000	[1]
Restructuring reversals, cumulative amount	(139,000)	[1]		(139,000)	[1]
Inter-segment transfer, cumulative amount	63,000	[1]		63,000	[1]
Restructuring costs, payments, cumulative amount	(2,687,000)	[1]		(2,687,000)	[1]
Employee Severance [Member] | Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	1,758,000			1,758,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				2,616,000
Restructuring charges				1,173,000
Restructuring reversals				(152,000)
Inter-segment transfer				(252,000)
Payments, primarily severance segment				(1,627,000)
Payments				(1,627,000)
Balance	1,758,000			1,758,000
Restructuring charges, cumulative amount	23,524,000	[1]		23,524,000	[1]
Restructuring reversals, cumulative amount	(4,780,000)	[1]		(4,780,000)	[1]
Inter-segment transfer, cumulative amount	(1,487,000)	[1]		(1,487,000)	[1]
Restructuring costs, payments, cumulative amount	(15,499,000)	[1]		(15,499,000)	[1]
Small Business Services [Member] | Operating Lease Obligations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	135,000			135,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				236,000
Restructuring charges				0
Restructuring reversals				0
Inter-segment transfer				0
Payments, primarily severance segment				(101,000)
Payments				(101,000)
Balance	135,000			135,000
Restructuring charges, cumulative amount	1,810,000	[1]		1,810,000	[1]
Restructuring reversals, cumulative amount	(393,000)	[1]		(393,000)	[1]
Inter-segment transfer, cumulative amount	0	[1]		0	[1]
Restructuring costs, payments, cumulative amount	(1,282,000)	[1]		(1,282,000)	[1]
Direct Checks [Member] | Operating Lease Obligations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	390,000			390,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				492,000
Restructuring charges				0
Restructuring reversals				0
Inter-segment transfer				0
Payments, primarily severance segment				(102,000)
Payments				(102,000)
Balance	390,000			390,000
Restructuring charges, cumulative amount	509,000	[1]		509,000	[1]
Restructuring reversals, cumulative amount	0	[1]		0	[1]
Inter-segment transfer, cumulative amount	0	[1]		0	[1]
Restructuring costs, payments, cumulative amount	$ (119,000)	[1]		$ (119,000)	[1]

[1]	Includes accruals related to our cost reduction initiatives for 2008 through 2011.

Pension and other postretirement benefits (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 1,667	$ 1,820	$ 3,334	$ 3,641
Expected return on plan assets	(1,963)	(1,806)	(3,926)	(3,613)
Amortization of prior service credit	(936)	(936)	(1,871)	(1,871)
Amortization of net actuarial losses	1,354	1,352	2,708	2,703
Net periodic benefit expense	122	430	245	860
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	41	45	82	90
Expected return on plan assets	0	0	0	0
Amortization of prior service credit	0	0	0	0
Amortization of net actuarial losses	0	0	0	0
Net periodic benefit expense	$ 41	$ 45	$ 82	$ 90

Income tax provision (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income tax provision [Abstract]
Effective tax rate (in hundredths)	32.30%	35.00%
Favorably (unfavorable) impact on effective tax rate, Medicare Part D subsidies (in hundredths)	1.00%
Favorably (unfavorably) impact on effective tax rate, other items (in hundredths)	1.10%	(1.70%)
Charge resulting from the Health Care and Education Reconciliation Act of 2010		$ 4.1
Favorable impact on effective tax rate, uncertain tax positions (in hundredths)		1.30%

Debt (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended					6 Months Ended	12 Months Ended
	Oct. 31, 2007	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Jun. 30, 2011 Senior, unsecured notes due 2012 [Member]	Dec. 31, 2010 Senior, unsecured notes due 2012 [Member]	Jun. 30, 2011 Senior, unsecured notes due 2014 [Member]	Dec. 31, 2010 Senior, unsecured notes due 2014 [Member]	Jun. 30, 2011 Senior notes due 2015 [Member]	Dec. 31, 2010 Senior notes due 2015 [Member]	Mar. 31, 2011 Senior notes due 2019 [Member]	Jun. 30, 2011 Senior notes due 2019 [Member]	Dec. 31, 2010 Senior notes due 2019 [Member]	Jun. 30, 2011 Senior notes due 2019 [Member] First Optional Redemption Period [Member]	Jun. 30, 2011 Senior notes due 2019 [Member] Second Optional Redemption Period [Member]	Jun. 30, 2011 Senior notes due 2019 [Member] Third Optional Redemption Period [Member]	Jun. 30, 2011 Credit Facility [Member]	Dec. 31, 2010 Credit Facility [Member]
Debt Instrument [Line Items]
Stated interest rate (in hundredths)							5.00%	5.00%	5.13%	5.13%	7.38%	7.38%		7.00%
Debt maturity date							Dec 15, 2012	Dec 15, 2012	Oct 1, 2014	Oct 1, 2014	Jun 1, 2015	Jun 1, 2015	Mar 15, 2019	Mar 15, 2019
Cumulative increase in fair value of hedged debt							$ 1,383,000	$ 4,879,000	$ 499,000
Long-term portion of debt		739,966,000		739,966,000		748,122,000	86,152,000	284,843,000	253,814,000	263,279,000	200,000,000	200,000,000		200,000,000	0
Amounts drawn on credit facility		13,000,000		13,000,000		7,000,000													(13,000,000)
Total debt		752,966,000		752,966,000		755,122,000
Debt instrument, issuance date							December 2002		October 2004		May 2007		March 2011	March 2011
Principal Amount Issued							300,000,000		275,000,000		200,000,000		200,000,000	200,000,000					200,000,000
Anticipated period of registering the notes with the Securities and Exchange Commission via a registration statement (in days)													340D	340D
Anticipated date of registering the notes with the Securities and Exchange Commission via a registration statement													Mar 15, 2011	Mar 15, 2011
Optional redemption period																Prior to March 15, 2014	Prior to March 15, 2015	On or after March 15, 2015
Notes redeemable (in hundredths)																35.00%
Minimum number of redemptions permitted																1
Minimum number of equity offerings permitted																1
Redemption price, optional redemption (in hundredths)																107.00%	100.00%
Redemption price, optional redemption minimum (in hundredths)											100.00%							100.00%
Redemption price, optional redemption maximum (in hundredths)											103.69%							103.50%
Redemption price, mandatory redemption (in hundredths)											101.00%			101.00%
Proceeds from issuance of notes, net of offering costs							295,700,000		272,300,000		196,300,000			196,600,000
Fair value of notes							86,500,000		254,500,000		205,300,000			202,600,000
Remaining principal amount outstanding							84,800,000		86,500,000
Amount of notes retired	325,000,000						195,500,000		10,000,000
Pre-tax loss from extinguishment of debt		0	0	(6,995,000)	0		6,800,000		200,000
Credit facility, date of expiration																			March 2013
Commitment fees, minimum (in hundredths)																			0.40%
Commitment fees, maximum (in hundredths)																			0.50%
Credit facility, daily average amount outstanding																			11,800,000	50,000,000
Weighted-average interest rate on daily average amount outstanding (in hundredths)																			3.01%	3.20%
Weighted-average interest rate on amount outstanding (in hundredths)																			3.30%	5.25%
Ratio of EBITDA to interest expense																			2
Credit facility, maximum annual cash dividend allowed																			70,000,000
Line of Credit Facility [Line Items]
Credit facility commitment																			200,000,000
Amounts drawn on credit facility		13,000,000		13,000,000		7,000,000													(13,000,000)
Outstanding letters of credit																			(8,762,000)
Net available for borrowing at end of period																			$ 178,238,000

Shareholders' equity (Details) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010	Dec. 31, 2010
Shareholders' equity [Abstract]
Common shares authorized for repurchase (in shares)	10,000,000		10,000,000
Common shares that remain available for repurchase (in shares)	5,500,000		5,500,000
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			$ 226,198
Balance, beginning of period (in shares)			51,338
Net income	35,473	33,614	68,029		66,999
Cash dividends			(25,663)
Common shares issued			6,794
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)			4,300
Tax impact of share-based awards			279
Common shares repurchased			(17,986)
Other common shares retired			(1,615)
Fair value of share-based compensation			2,856
Amortization of postretirement prior service credit, net of tax			(1,165)
Amortization of postretirement net actuarial losses, net of tax			1,685
Amortization of loss on derivatives, net of tax			1,035	[1]
Net unrealized gain on marketable securities, net of tax			10
Currency translation adjustment			886
Balance, end of period	265,643		265,643
Balance, end of period (in shares)	51,026		51,026
Postretirement and defined benefit pension plans:
Unrealized prior service credit	14,486		14,486			15,651
Unrealized net actuarial losses	(66,658)		(66,658)			(68,343)
Postretirement and defined benefit pension plans, net of tax	(52,172)		(52,172)			(52,692)
Loss on derivatives, net of tax	(3,487)		(3,487)			(4,522)
Unrealized gain on marketable securities, net of tax	23		23			13
Currency translation adjustment	8,075		8,075			7,189
Accumulated other comprehensive loss	(47,561)		(47,561)			(50,012)
Common Shares [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			51,338
Balance, beginning of period (in shares)			51,338
Net income			0
Cash dividends			0
Common shares issued			423
Common shares issued (in shares)			423
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)			0
Tax impact of share-based awards			0
Common shares repurchased			(673)
Common shares repurchased (in shares)			(673)
Other common shares retired			(62)
Other common shares retired (in shares)			(62)
Fair value of share-based compensation			0
Amortization of postretirement prior service credit, net of tax			0
Amortization of postretirement net actuarial losses, net of tax			0
Amortization of loss on derivatives, net of tax			0	[1]
Net unrealized gain on marketable securities, net of tax			0
Currency translation adjustment			0
Balance, end of period	51,026		51,026
Balance, end of period (in shares)	51,026		51,026
Additional Paid-in Capital [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			62,915
Net income			0
Cash dividends			0
Common shares issued			6,371
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)			4,300
Tax impact of share-based awards			279
Common shares repurchased			(17,313)
Other common shares retired			(1,553)
Fair value of share-based compensation			2,856
Amortization of postretirement prior service credit, net of tax			0
Amortization of postretirement net actuarial losses, net of tax			0
Amortization of loss on derivatives, net of tax			0	[1]
Net unrealized gain on marketable securities, net of tax			0
Currency translation adjustment			0
Balance, end of period	57,855		57,855
Retained Earnings [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			161,957
Net income			68,029
Cash dividends			(25,663)
Common shares issued			0
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)			0
Tax impact of share-based awards			0
Other common shares retired			0
Fair value of share-based compensation			0
Amortization of postretirement prior service credit, net of tax			0
Amortization of postretirement net actuarial losses, net of tax			0
Amortization of loss on derivatives, net of tax			0	[1]
Net unrealized gain on marketable securities, net of tax			0
Currency translation adjustment			0
Balance, end of period	204,323		204,323
Accumulated Other Comprehensive Income (Loss) [Member]
Changes in shareholders' equity [Roll Forward]
Balance, beginning of period			(50,012)
Net income			0
Cash dividends			0
Common shares issued			0
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)			0
Tax impact of share-based awards			0
Other common shares retired			0
Fair value of share-based compensation			0
Amortization of postretirement prior service credit, net of tax			(1,165)
Amortization of postretirement net actuarial losses, net of tax			1,685
Amortization of loss on derivatives, net of tax			1,035	[1]
Net unrealized gain on marketable securities, net of tax			10
Currency translation adjustment			886
Balance, end of period	$ (47,561)		$ (47,561)

[1]	Relates to interest rate locks executed in 2004 and 2002. See "Note 6: Derivative financial instruments" in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.

Business segment information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Business segment information [Abstract]
Number of reportable business segments	3	3	3	3
Segment Reporting Information [Line Items]
Revenue from external customers	$ 346,274	$ 347,996	$ 696,026	$ 683,116
Operating income	63,986	63,220	131,441	132,175
Depreciation and amortization expense	18,940	19,837	38,683	35,284
Total assets	1,334,976	1,336,909	1,334,976	1,336,909	1,308,691
Capital asset purchases	10,874	11,267	19,296	21,066
SmallBusinessService [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	203,156	193,165	403,159	385,491
Operating income	34,329	30,476	70,099	59,545
Depreciation and amortization expense	11,398	11,693	22,533	23,131
Total assets	778,740	778,017	778,740	778,017
Capital asset purchases	0	0	0	0
FinancialService [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	86,656	98,248	174,670	199,693
Operating income	13,214	20,032	28,911	44,021
Depreciation and amortization expense	3,412	3,068	6,165	5,969
Total assets	96,847	68,335	96,847	68,335
Capital asset purchases	0	0	0	0
DirectCheck [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	56,462	56,583	118,197	97,932
Operating income	16,443	12,712	32,431	28,609
Depreciation and amortization expense	4,130	5,076	9,985	6,184
Total assets	173,928	185,380	173,928	185,380
Capital asset purchases	0	0	0	0
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	0	0	0	0
Operating income	0	0	0	0
Depreciation and amortization expense	0	0	0	0
Total assets	285,461	305,177	285,461	305,177
Capital asset purchases	$ 10,874	$ 11,267	$ 19,296	$ 21,066

Market risks (Details) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Mar. 31, 2009 Downturn in U.S. Economy [Member]	Dec. 31, 2010 Downturn in U.S. Economy [Member]	Dec. 31, 2009 Downturn in U.S. Economy [Member]	Dec. 31, 2008 Downturn in U.S. Economy [Member]	Jun. 30, 2011 Downturn in U.S. Economy [Member]	Sep. 30, 2010 Downturn in U.S. Economy [Member]
Economic conditions [Abstract}
Impairment charge, goodwill, Small Business Services segment					$ 20,000,000
Impairment charge, indefinite-lived trade name, Small Business Services segment					4,900,000
Excess of fair value over carrying value of reporting unit's net assets, minimum										43,000,000
Excess of fair value over carrying value of reporting unit's net assets, maximum										546,000,000
Excess of fair value over carrying value of reporting unit's net assets, minimum (in hundredths)										55.00%
Excess of fair value over carrying value of reporting unit's net assets, maximum (in hundredths)										442.00%
Carrying value of indefinite-lived trade name										19,100,000
Excess of fair value over carrying value of indefinite-lived trade name										5,000,000
Postretirement benefit plan [Abstract]
Increase in unfunded status of postretirement benefit plan								29,900,000
Increase in postretirement benefit expense							2,400,000
Increase in fair value of plan assets						11,000,000	21,600,000
Financial institution clients [Abstract]
Contract acquisition costs	50,411,000	57,476,000	57,483,000	45,701,000					50,400,000
Liabilities for contract acquisition costs not paid									$ 14,400,000

Subsequent event (Details) (USD $) In Millions	1 Months Ended
Jul. 31, 2011
Subsequent event [Abstract]
Acquisition cost of PsPrint, LLC assets	$ 45

Supplemental guarantor financial information (Details) (Senior notes due 2019 [Member], USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2011	Jun. 30, 2011
Senior notes due 2019 [Member]
Debt Instrument [Line Items]
Debt issuance date	March 2011	March 2011
Principal amount issued	$ 200	$ 200
Debt maturity date	Mar 15, 2019	Mar 15, 2019
Anticipated period of registering the notes with Securities and Exchange Commission via a registration statement (in days)	340D	340D
Anticipated date of registering the notes with Securities and Exchange Commission via a registration statement	Mar 15, 2011	Mar 15, 2011
Parent company's ownership interest in guarantor subsidiaries (in hundredths)	100.00%

Supplemental guarantor financial information, Condensed consolidating balance sheet (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 17,626	$ 17,383	$ 15,513	$ 12,789
Trade accounts receivable, net	65,177	66,471
Inventories and supplies	21,359	21,660
Deferred income taxes	8,624	9,390
Funds held for customers	43,404	35,720
Other current assets	26,986	20,613
Total current assets	183,176	171,237
Long-term Investments	38,288	37,410
Property, Plant and Equipment, net	117,081	120,221
Assets Held for Sale	3,937	4,527
Intangibles, net	152,525	155,112
Goodwill	752,289	725,937
Investments In Consolidated Subsidiaries	0	0
Intercompany (Payable) Receivable	0	0
Other Non-Current Assets	87,680	94,247
Total assets	1,334,976	1,308,691	1,336,909
Current Liabilities:
Accounts payable	61,822	60,478
Accrued liabilities	133,478	144,034
Short-term debt	13,000	7,000
Total current liabilities	208,300	211,512
Long-Term Debt	739,966	748,122
Deferred Income Taxes	49,596	46,752
Other Non-Current Liabilities	71,471	76,107
Total Shareholders' Equity	265,643	226,198
Total liabilities and shareholders' equity	1,334,976	1,308,691
Deluxe Corporation [Member]
Current Assets:
Cash and cash equivalents	585	3,197	3,528	2,725
Trade accounts receivable, net	0	0
Inventories and supplies	0	0
Deferred income taxes	2,266	2,854
Funds held for customers	0	0
Other current assets	12,222	9,463
Total current assets	15,073	15,514
Long-term Investments	35,592	34,905
Property, Plant and Equipment, net	0	0
Assets Held for Sale	0	0
Intangibles, net	0	0
Goodwill	0	0
Investments In Consolidated Subsidiaries	1,071,813	986,484
Intercompany (Payable) Receivable	(108,339)	(68,348)
Other Non-Current Assets	12,105	12,337
Total assets	1,026,244	980,892
Current Liabilities:
Accounts payable	10,865	11,697
Accrued liabilities	13,925	9,440
Short-term debt	13,000	7,000
Total current liabilities	37,790	28,137
Long-Term Debt	739,966	748,122
Deferred Income Taxes	(21,645)	(25,898)
Other Non-Current Liabilities	4,490	4,333
Total Shareholders' Equity	265,643	226,198
Total liabilities and shareholders' equity	1,026,244	980,892
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	1,208	683	546	497
Trade accounts receivable, net	49,564	53,679
Inventories and supplies	19,198	19,350
Deferred income taxes	6,126	6,303
Funds held for customers	0	0
Other current assets	10,950	8,047
Total current assets	87,046	88,062
Long-term Investments	2,696	2,427
Property, Plant and Equipment, net	99,847	102,427
Assets Held for Sale	3,937	4,527
Intangibles, net	148,871	151,512
Goodwill	750,218	723,938
Investments In Consolidated Subsidiaries	11,418	615
Intercompany (Payable) Receivable	154,446	114,299
Other Non-Current Assets	63,552	71,032
Total assets	1,322,031	1,258,839
Current Liabilities:
Accounts payable	46,325	42,798
Accrued liabilities	71,479	92,038
Short-term debt	0	0
Total current liabilities	117,804	134,836
Long-Term Debt	0	0
Deferred Income Taxes	68,473	68,794
Other Non-Current Liabilities	63,941	68,725
Total Shareholders' Equity	1,071,813	986,484
Total liabilities and shareholders' equity	1,322,031	1,258,839
Non-Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	15,833	13,503	11,439	9,567
Trade accounts receivable, net	15,613	12,792
Inventories and supplies	2,161	2,310
Deferred income taxes	232	233
Funds held for customers	43,404	35,720
Other current assets	3,814	3,103
Total current assets	81,057	67,661
Long-term Investments	0	78
Property, Plant and Equipment, net	17,234	17,794
Assets Held for Sale	0	0
Intangibles, net	3,654	3,600
Goodwill	2,071	1,999
Investments In Consolidated Subsidiaries	0	0
Intercompany (Payable) Receivable	(46,107)	(45,951)
Other Non-Current Assets	12,023	10,878
Total assets	69,932	56,059
Current Liabilities:
Accounts payable	4,632	5,983
Accrued liabilities	48,074	42,556
Short-term debt	0	0
Total current liabilities	52,706	48,539
Long-Term Debt	0	0
Deferred Income Taxes	2,768	3,856
Other Non-Current Liabilities	3,040	3,049
Total Shareholders' Equity	11,418	615
Total liabilities and shareholders' equity	69,932	56,059
Eliminations [Member]
Current Assets:
Cash and cash equivalents	0	0
Trade accounts receivable, net	0	0
Inventories and supplies	0	0
Deferred income taxes	0	0
Funds held for customers	0	0
Other current assets	0	0
Total current assets	0	0
Long-term Investments	0
Property, Plant and Equipment, net	0	0
Assets Held for Sale	0	0
Intangibles, net	0	0
Goodwill	0	0
Investments In Consolidated Subsidiaries	(1,083,231)	(987,099)
Intercompany (Payable) Receivable	0	0
Other Non-Current Assets	0	0
Total assets	(1,083,231)	(987,099)
Current Liabilities:
Accounts payable	0	0
Accrued liabilities	0	0
Short-term debt	0	0
Total current liabilities	0	0
Long-Term Debt	0	0
Deferred Income Taxes	0	0
Other Non-Current Liabilities	0	0
Total Shareholders' Equity	(1,083,231)	(987,099)
Total liabilities and shareholders' equity	$ (1,083,231)	$ (987,099)

Supplemental guarantor financial information, Condensed consolidating statement of income (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Condensed Consolidating Statement of Income [Abstract]
Revenue	$ 346,274	$ 347,996	$ 696,026	$ 683,116
Total cost of goods sold	120,687	121,940	240,849	240,303
Gross Profit	225,587	226,056	455,177	442,813
Selling, general and administrative expense, including net restructuring charges	161,601	162,836	323,846	310,638
Net gain on sale of facility	0	0	(110)	0
Operating (Loss) Income	63,986	63,220	131,441	132,175
Gain (loss) on early extinguishment of debt	0	0	(6,995)	0
Interest expense	(12,054)	(11,508)	(24,092)	(22,043)
Other income (expense)	(69)	(1,044)	86	(1,400)
(Loss) Income Before Income Taxes	51,863	50,668	100,440	108,732
Income tax (benefit) provision	16,390	17,054	32,411	41,334
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	35,473	33,614	68,029	67,398
Equity In Earnings Of Consolidated Subsidiaries	0	0	0	0
Income From Continuing Operations	35,473	33,614	68,029	67,398
Net Loss From Discontinued Operations	0	0	0	(399)
Net Income	35,473	33,614	68,029	66,999
Deluxe Corporation [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	2,128	2,329	4,256	4,657
Total cost of goods sold	0	0	0	0
Gross Profit	2,128	2,329	4,256	4,657
Selling, general and administrative expense, including net restructuring charges	2,333	2,030	6,784	2,259
Net gain on sale of facility			0
Operating (Loss) Income	(205)	299	(2,528)	2,398
Gain (loss) on early extinguishment of debt			(6,995)
Interest expense	(12,006)	(11,477)	(24,011)	(21,999)
Other income (expense)	3,057	2,389	4,820	2,917
(Loss) Income Before Income Taxes	(9,154)	(8,789)	(28,714)	(16,684)
Income tax (benefit) provision	(4,209)	(4,638)	(12,311)	(4,076)
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(4,945)	(4,151)	(16,403)	(12,608)
Equity In Earnings Of Consolidated Subsidiaries	40,418	37,765	84,432	79,607
Income From Continuing Operations	35,473	33,614	68,029	66,999
Net Loss From Discontinued Operations	0	0	0	0
Net Income	35,473	33,614	68,029	66,999
Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	310,901	315,038	624,496	616,731
Total cost of goods sold	111,595	113,571	222,941	223,845
Gross Profit	199,306	201,467	401,555	392,886
Selling, general and administrative expense, including net restructuring charges	141,051	141,757	280,578	268,946
Net gain on sale of facility			(110)
Operating (Loss) Income	58,255	59,710	121,087	123,940
Gain (loss) on early extinguishment of debt			0
Interest expense	(3,079)	(2,230)	(5,256)	(3,374)
Other income (expense)	127	203	587	84
(Loss) Income Before Income Taxes	55,303	57,683	116,418	120,650
Income tax (benefit) provision	19,864	21,057	41,816	43,649
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	35,439	36,626	74,602	77,001
Equity In Earnings Of Consolidated Subsidiaries	4,979	1,139	9,830	3,005
Income From Continuing Operations	40,418	37,765	84,432	80,006
Net Loss From Discontinued Operations	0	0	0	(399)
Net Income	40,418	37,765	84,432	79,607
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	68,389	66,634	139,836	136,663
Total cost of goods sold	39,925	39,984	81,559	82,500
Gross Profit	28,464	26,650	58,277	54,163
Selling, general and administrative expense, including net restructuring charges	22,528	23,439	45,395	48,326
Net gain on sale of facility			0
Operating (Loss) Income	5,936	3,211	12,882	5,837
Gain (loss) on early extinguishment of debt			0
Interest expense	(431)	(337)	(725)	(526)
Other income (expense)	209	(1,100)	579	(545)
(Loss) Income Before Income Taxes	5,714	1,774	12,736	4,766
Income tax (benefit) provision	735	635	2,906	1,761
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	4,979	1,139	9,830	3,005
Equity In Earnings Of Consolidated Subsidiaries	0	0	0	0
Income From Continuing Operations	4,979	1,139	9,830	3,005
Net Loss From Discontinued Operations	0	0	0	0
Net Income	4,979	1,139	9,830	3,005
Eliminations [Member]
Condensed Consolidating Statement of Income [Abstract]
Revenue	(35,144)	(36,005)	(72,562)	(74,935)
Total cost of goods sold	(30,833)	(31,615)	(63,651)	(66,042)
Gross Profit	(4,311)	(4,390)	(8,911)	(8,893)
Selling, general and administrative expense, including net restructuring charges	(4,311)	(4,390)	(8,911)	(8,893)
Net gain on sale of facility			0
Operating (Loss) Income	0	0	0	0
Gain (loss) on early extinguishment of debt			0
Interest expense	3,462	2,536	5,900	3,856
Other income (expense)	(3,462)	(2,536)	(5,900)	(3,856)
(Loss) Income Before Income Taxes	0	0	0	0
Income tax (benefit) provision	0	0	0	0
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	0	0	0	0
Equity In Earnings Of Consolidated Subsidiaries	(45,397)	(38,904)	(94,262)	(82,612)
Income From Continuing Operations	(45,397)	(38,904)	(94,262)	(82,612)
Net Loss From Discontinued Operations	0	0	0	0
Net Income	$ (45,397)	$ (38,904)	$ (94,262)	$ (82,612)

Supplemental guarantor financial information, Condensed consolidating statement of cash flows (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash (Used) Provided By Operating Activities of Continuing Operations	$ 104,182	$ 70,539
Cash Flows From Investing Activities:
Purchases of capital assets	(19,296)	(21,066)
Payments for acquisitions, net of cash acquired	(35,000)	(98,621)
Proceeds from life insurance policies	0	5,782
Proceeds from sales of marketable securities	0	1,970
Other	(1,014)	(1,818)
Net cash used by investing activities of continuing operations	(55,310)	(113,753)
Cash Flows From Financing Activities:
Net proceeds from short-term debt	6,000	73,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)	0
Proceeds from issuing long-term debt	200,000	0
Payments for debt issue costs	(3,429)	(2,324)
Change in book overdrafts	(905)	(939)
Proceeds from issuing shares under employee plans	6,514	1,600
Excess tax benefit from share-based employee awards	1,313	471
Payments for common shares repurchased	(17,986)	0
Cash dividends paid to shareholders	(25,663)	(25,696)
Advances from (to) consolidated subsidiaries	0	0
Net cash (used) provided by financing activities of continuing operations	(49,186)	46,112
Effect Of Exchange Rate Change on Cash	557	(174)
Net Change In Cash And Cash Equivalents	243	2,724
Cash And Cash Equivalents: Beginning Of Period	17,383	12,789
Cash And Cash Equivalents: End Of Period	17,626	15,513
Deluxe Corporation [Member]
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash (Used) Provided By Operating Activities of Continuing Operations	(851)	(6,242)
Cash Flows From Investing Activities:
Purchases of capital assets	0	0
Payments for acquisitions, net of cash acquired	0	0
Proceeds from life insurance policies		5,782
Proceeds from sales of marketable securities		0
Other	(170)	(1,673)
Net cash used by investing activities of continuing operations	(170)	4,109
Cash Flows From Financing Activities:
Net proceeds from short-term debt	6,000	73,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)
Proceeds from issuing long-term debt	200,000
Payments for debt issue costs	(3,429)	(2,324)
Change in book overdrafts	(765)	(879)
Proceeds from issuing shares under employee plans	6,514	1,600
Excess tax benefit from share-based employee awards	1,313	471
Payments for common shares repurchased	(17,986)
Cash dividends paid to shareholders	(25,663)	(25,696)
Advances from (to) consolidated subsidiaries	47,455	(43,236)
Net cash (used) provided by financing activities of continuing operations	(1,591)	2,936
Effect Of Exchange Rate Change on Cash	0	0
Net Change In Cash And Cash Equivalents	(2,612)	803
Cash And Cash Equivalents: Beginning Of Period	3,197	2,725
Cash And Cash Equivalents: End Of Period	585	3,528
Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash (Used) Provided By Operating Activities of Continuing Operations	101,313	77,196
Cash Flows From Investing Activities:
Purchases of capital assets	(18,791)	(20,618)
Payments for acquisitions, net of cash acquired	(35,000)	(98,621)
Proceeds from life insurance policies		0
Proceeds from sales of marketable securities		0
Other	683	(141)
Net cash used by investing activities of continuing operations	(53,108)	(119,380)
Cash Flows From Financing Activities:
Net proceeds from short-term debt	0	0
Payments on long-term debt, including costs of debt reacquisition	0
Proceeds from issuing long-term debt	0
Payments for debt issue costs	0	0
Change in book overdrafts	(140)	(60)
Proceeds from issuing shares under employee plans	0	0
Excess tax benefit from share-based employee awards	0	0
Payments for common shares repurchased	0
Cash dividends paid to shareholders	0	0
Advances from (to) consolidated subsidiaries	(47,540)	42,293
Net cash (used) provided by financing activities of continuing operations	(47,680)	42,233
Effect Of Exchange Rate Change on Cash	0	0
Net Change In Cash And Cash Equivalents	525	49
Cash And Cash Equivalents: Beginning Of Period	683	497
Cash And Cash Equivalents: End Of Period	1,208	546
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash (Used) Provided By Operating Activities of Continuing Operations	3,720	(415)
Cash Flows From Investing Activities:
Purchases of capital assets	(505)	(448)
Payments for acquisitions, net of cash acquired	0	0
Proceeds from life insurance policies		0
Proceeds from sales of marketable securities		1,970
Other	(1,527)	(4)
Net cash used by investing activities of continuing operations	(2,032)	1,518
Cash Flows From Financing Activities:
Net proceeds from short-term debt	0	0
Payments on long-term debt, including costs of debt reacquisition	0
Proceeds from issuing long-term debt	0
Payments for debt issue costs	0	0
Change in book overdrafts	0	0
Proceeds from issuing shares under employee plans	0	0
Excess tax benefit from share-based employee awards	0	0
Payments for common shares repurchased	0
Cash dividends paid to shareholders	0	0
Advances from (to) consolidated subsidiaries	85	943
Net cash (used) provided by financing activities of continuing operations	85	943
Effect Of Exchange Rate Change on Cash	557	(174)
Net Change In Cash And Cash Equivalents	2,330	1,872
Cash And Cash Equivalents: Beginning Of Period	13,503	9,567
Cash And Cash Equivalents: End Of Period	$ 15,833	$ 11,439